--------------------------------------------------------------------------------
                          VARIFLEX ES VARIABLE ANNUITY

                         GROUP FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

              ISSUED BY:                            MAILING ADDRESS:
       SECURITY BENEFIT LIFE                    SECURITY BENEFIT LIFE
         INSURANCE COMPANY                        INSURANCE COMPANY
       700 SW HARRISON STREET                   P.O. BOX 750497
       TOPEKA, KANSAS 66636-0001                TOPEKA, KANSAS 66675-0497
       1-800-888-2461
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   This  Prospectus   describes  the  Variflex  ES  Variable   Annuity  Contract
("Variflex ES Contract" or the "Contract"), a flexible purchase payment deferred variable annuity  contract,  offered by Security Benefit Life Insurance  Company
("Security Benefit").  The Contract is available for groups in connection with a retirement  plan  qualified  under  Section  401,  403(b) or 457 of the Internal
Revenue Code.  The Contract is designed to give you  flexibility in planning for retirement and other financial goals.

   You may allocate  your  purchase  payments to one or more of the  Subaccounts that  comprise  a separate  account  of  Security  Benefit  called the  Variflex
Separate  Account,  or to the  General  Account.  Each  Subaccount  invests in a corresponding Series of SBL Fund. The Subaccounts  currently available under the
Contract are:

*  Equity (formerly Growth)             *  Capital Growth
*  Large Cap Value                      *  Global Total Return
   (formerly Growth-Income)             *  Managed Asset Allocation
*  Money Market                         *  Equity Income
*  Global (formerly Worldwide Equity)   *  High Yield
*  Diversified Income                   *  Small Cap Value
   (formerly High Grade Income          *  Social Awareness
*  Large Cap Growth                     *  Technology
*  Enhanced Index                       *  Mid Cap Value (formerly Value)
*  International                        *  Main Street Growth and Income
*  Mid Cap Growth (formerly Mid Cap)    *  Small Cap Growth (formerly Small Cap)
*  Global Strategic Income              *  Select 25

   Amounts  allocated to the General  Account will accrue interest at rates that are paid by  Security  Benefit as  described  in "The Fixed  Account,"  page 22.
Contract Value in the Fixed Account is guaranteed by Security Benefit.

   Amounts that you allocate to the Subaccounts under a Contract will vary based on investment  performance  of the  Subaccounts.  No minimum  amount of Contract
Value is guaranteed.

   When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options," page 21.

   You may return the Contract  according to the terms of its  Free-Look  Right.
See "Free-Look Right," page 5.

   This Prospectus  concisely sets forth  information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information"  dated May 1, 2000,  which has been filed with  the  Securities  and  Exchange  Commission,  contains  certain  additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge by writing  Security  Benefit at 700 SW Harrison  Street,
Topeka, Kansas 66636 or by calling 1-800-888-2461.  The table of contents of the
Statement of Additional Information is set forth on page 33 of this Prospectus.

   The SEC maintains a web site (http://www.sec.gov) that contains the Statement
of  Additional  Information,   material  incorporated  by  reference  and  other
information regarding companies that file electronically with the SEC.

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THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES  OR  DETERMINED  IF THE  PROSPECTUS  IS  TRUTHFUL  OR  COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS  PROSPECTUS IS  ACCOMPANIED  BY THE CURRENT  PROSPECTUS  FOR SBL FUND.  YOU
SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR  GUARANTEED BY THE
FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE
OF YOUR CONTRACT WILL GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2000, AS SUPPLEMENTED JANUARY 8, 2001
--------------------------------------------------------------------------------

                        TABLE OF CONTENTS

     Option 2--Life Income with Guaranteed Payments of

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YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS OR TO WHICH WE HAVE REFERRED  YOU. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

   Various terms commonly used in this Prospectus are defined as follows:

   ACCUMULATION  PERIOD -- The period commencing on the Contract Date and ending on the  Annuity  Commencement  Date  or,  if  earlier,  when you  terminate  the
Contract,  either through a full withdrawal,  payment of charges,  or payment of the death benefit proceeds.

   ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ANNUITANT -- The person that you designate to receive  annuity  payments.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both  Annuitants  unless otherwise stated.

   ANNUITY -- A series of periodic income  payments made by Security  Benefit to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the
Annuity Option.

   ANNUITY COMMENCEMENT DATE -- The date when annuity payments are to begin.

   ANNUITY  OPTIONS -- Options under the Contract that  prescribe the provisions under which a series of annuity payments is made.

   ANNUITY  PERIOD -- The period  beginning  on the  Annuity  Commencement  Date during  which  annuity  payments  are made.

   AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which purchase payments are  automatically  paid from your bank account on a specified day of each month or a salary reduction agreement.

   CONTRACT -- A certificate is issued by Security Benefit to Participants under a Group  Allocated  Contract as evidence of your  benefits  under the  contract.
Certificates  under  Group  Allocated  Contracts  are  referred to herein as the
"Contract" or the "Contracts."

   CONTRACT  DATE -- The date shown as the Contract  Date in a Contract.  Annual
Contract  anniversaries  are measured from the Contract  Date. It is usually the date that your initial purchase payment is credited to the Contract.

   CONTRACT DEBT -- The unpaid loan balance including loan interest.

   CONTRACTOWNER OR OWNER -- The person in whose name the Contract is issued.

   CONTRACT  VALUE -- The total value of your Contract,  which includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

   DESIGNATED  BENEFICIARY  -- The person having the right to the death benefit, if any,  payable  upon the  death of the  Participant  during  the  Accumulation
Period. The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Participant:  the Primary Beneficiary;  the
Secondary  Beneficiary;  or if neither of the above is alive, the  Participant's estate.

   FIXED  ACCOUNT  -- An  account  that is part of  Security  Benefit's  General
Account to which you may allocate all or a portion of your Contract  Value to be held for  accumulation  at fixed rates of interest (which may not be less than 3 percent) declared periodically by Security Benefit.

   GENERAL ACCOUNT -- All assets of Security  Benefit other than those allocated to the Separate Account or to any other separate account of Security Benefit.

   GROUP ALLOCATED  CONTRACT -- A master agreement between the Contractowner and
Security Benefit.

   HOME OFFICE -- The Annuity  Administration  Department  of Security  Benefit,
P.O. Box 750497, Topeka, Kansas 66675-0497.

   PARTICIPANT -- A Participant under a Qualified Plan.

   PLAN -- The document or agreement defining the retirement  benefits and those who are  eligible  to  receive  them.  The Plan is not part of the  Variflex  ES
Contract and Security Benefit is not a party to the Plan.

   PURCHASE PAYMENT -- An amount paid to Security  Benefit as consideration  for the Contract.

   SBL FUND -- An open-end management investment company commonly referred to as a mutual fund.

   SEPARATE  ACCOUNT -- The Variflex  Separate  Account.  A separate  account of
Security  Benefit  that  consists  of  twenty-two   accounts,   referred  to  as
Subaccounts, each of which invests in a corresponding Series of SBL Fund.

   SUBACCOUNT  -- A division of the Separate  Account of Security  Benefit which invests in a corresponding series of SBL Fund. Currently, twenty-two Subaccounts are available under the Contract.

   VALUATION  DATE -- Each date on which the Separate  Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

   VALUATION  PERIOD -- A period used in measuring the investment  experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

   WITHDRAWAL  VALUE -- The amount you will receive upon full  withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable withdrawal  charges,  a pro  rata  administration  charge,  and any  uncollected premium taxes.

SUMMARY

   This summary provides a brief overview of the more significant aspects of the
Contract.  Further  detail is  provided in this  Prospectus,  the  Statement  of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relate to the portion of the Contract involving the Separate Account.  The Fixed
Account is briefly  described  under  "The Fixed  Account,"  page 22, and in the
Contract.

   PURPOSE OF THE  CONTRACT  -- The group  flexible  purchase  payment  deferred variable annuity contract ("Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

   You may purchase a Contract on a group basis in connection  with a retirement plan qualified under Section 401, 403(b) or 457 of the Internal  Revenue Code of
1986, as amended.  These plans are sometimes  referred to in this  Prospectus as
"Qualified Plans."

   THE  SEPARATE  ACCOUNT  AND SBL FUND -- The  Separate  Account  is  currently divided into  twenty-two  accounts  referred to as  Subaccounts.  See  "Separate
Account,"  page  11.  Each  Subaccount  invests   exclusively  in  shares  of  a
corresponding  Series of SBL Fund (the "Fund").  The Series of SBL Fund, each of which has a different investment objective or objectives, are as follows: Equity
Series, Large Cap Value Series, Money Market Series, Global Series,  Diversified
Income  Series,  Large Cap Growth Series,  Enhanced Index Series,  International
Series,  Mid Cap Growth Series,  Global Strategic Income Series,  Capital Growth
Series,  Global Total Return Series,  Managed Asset  Allocation  Series,  Equity
Income  Series,  High Yield  Series,  Small Cap Value Series,  Social  Awareness
Series,  Technology  Series,  Mid Cap  Value  Series,  Main  Street  Growth  and
Income(R) Series,  Small Cap Growth Series and Select 25 Series. See "SBL Fund,"
page 11.

   You may allocate all or part of your  purchase  payments to the  Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Series of SBL Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

   FIXED  ACCOUNT -- You may allocate all or part of your  purchase  payments to the Fixed Account, which is part of Security Benefit's General Account.  Amounts that you allocate to the Fixed Account earn interest at rates  determined at the discretion of Security Benefit and guaranteed to be at least an effective annual rate of 3 percent. See "The Fixed Account," page 22.

   PURCHASE PAYMENTS -- The minimum purchase payment is $500, or if you elect an
Automatic Investment Program, is $25. See "Purchase Payments," page 14.

   CONTRACT  BENEFITS -- You may transfer  Contract Value among the  Subaccounts and to and from the Fixed Account,  subject to certain restrictions as described in "The Contract," page 14 and "The Fixed Account," page 22.

   At any time  before  the  Annuity  Commencement  Date,  you may  surrender  a
Contract for its Withdrawal Value, and may make partial  withdrawals,  including systematic  withdrawals,  from Contract Value,  subject to certain  restrictions described in "The Fixed  Account," page 22 and any  restrictions  imposed by the
Plan.  See "Full and Partial  Withdrawals,"  page 17 and "Federal Tax  Matters,"
page 26 for more information about withdrawals, including the 10 percent penalty tax that may be imposed upon full and partial withdrawals  (including systematic withdrawals) made prior to the Participant attaining age 59 1/2.

   The Contract  provides for a death benefit upon the death of the  Participant prior to the Annuity Commencement Date. The death benefit will vary depending on the Contract's investment results and the age of the Participant on the Contract
Date.  Security  Benefit will pay the death benefit  proceeds to the beneficiary upon receipt of due proof of the Participant's death and instructions  regarding payment.

   The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both.  Security Benefit  guarantees annuity payments under the fixed Annuity Options. See "Annuity Period," page 20.

   FREE-LOOK RIGHT -- You may return the Contract  within the Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  Security Benefit will refund to you purchase payments  allocated to the Fixed Account plus the Contract  Value in the  Subaccounts  plus any charges deducted from Contract Value in the  Subaccounts.  Security  Benefit will refund purchase payments allocated to the Subaccounts rather than the Contract Value in those states where it is required to do so.

   CHARGES AND  DEDUCTIONS  -- Security  Benefit does not deduct sales load from purchase payments before allocating them to the Contract Value.  Certain charges will be deducted in connection with the Contract as described below.

   CONTINGENT  DEFERRED SALES CHARGE. If you withdraw  Contract Value,  Security
Benefit  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal  charge).  The  withdrawal  charge will be waived on withdrawals to the extent that total  withdrawals in a Contract Year,  including systematic  withdrawals,  do not exceed the Free  Withdrawal  amount  defined as follows.  The Free  Withdrawal  amount is equal in the first Contract Year to 10 percent  of  purchase  payments  made  during  the year and,  in any  subsequent
Contract  Year,  to 10  percent  of  Contract  Value as of the first day of that
Contract  Year.  The  withdrawal  charge  generally  applies  to the  portion of withdrawals in a Contract Year that exceeds the Free Withdrawal  amount for that
Contract Year. For the purpose of determining  any withdrawal  charge,  Security
Benefit deems  withdrawals to be made first from purchase payments and then from earnings.  The  amount of the  charge  will  depend  on the  number of years the purchase payment has been credited under the Contract according to the following schedule:

------------------------- -------------------------
AGE OF PURCHASE PAYMENT
        IN YEARS             WITHDRAWAL CHARGE
------------------------- -------------------------
           1                         5%
           2                         5%
           3                         5%
           4                         5%
           5                         5%
      6 and later                    0%
------------------------- -------------------------

   The amount of the withdrawal charge assessed against your Contract will never exceed 5 percent of purchase payments paid under the Contract.  In addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds;
or (2) annuity  options  that  provide for  payments  for life or a period of at least 5 years. See "Contingent Deferred Sales Charge," page 19, for a discussion of other  circumstances  under  which  Security  Benefit  waives the  withdrawal charge.

   MORTALITY AND EXPENSE RISK CHARGE.  Security  Benefit  deducts a daily charge from the assets of each  Subaccount  for mortality and expense risks equal to an annual rate of 1.0 percent of each  Subaccount's  average daily net assets.  See
"Mortality and Expense Risk Charge," page 19.

   ADMINISTRATION  CHARGE.  Security  Benefit  deducts  from  Contract  Value an administration  charge of $15 on each  anniversary  of the  Contract  Date.  See
"Administration Charge," page 20.

   PREMIUM  TAX  CHARGE.  Security  Benefit  assesses  a premium  tax  charge to reimburse  itself  for any  premium  taxes that it incurs  with  respect to this
Contract.  This charge will  usually be deducted on  annuitization  or upon full withdrawal  if a  premium  tax  was  incurred  by  Security  Benefit  and is not refundable.  Partial  withdrawals,  including  systematic  withdrawals,  may  be subject to a premium tax charge if a premium  tax is incurred on the  withdrawal by Security  Benefit and is not refundable.  Security Benefit reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0 percent to 3.5 percent. See "Premium Tax Charge," page 20.

   OTHER EXPENSES.  Security Benefit pays the operating expenses of the Separate
Account. Investment advisory fees and operating expenses of SBL Fund are paid by the Fund and are  reflected  in the net asset  value of the Fund  shares.  For a description of these charges and expenses, see the Prospectus for SBL Fund.

   CONTACTING  SECURITY  BENEFIT -- You  should  direct  all  written  requests, notices,  and forms  required by the Contract and any  questions or inquiries to
Security  Benefit  Life  Insurance  Company,  P.O.  Box 750497,  Topeka,  Kansas
66675-0497 or by phone by calling (785)  431-3112 or  1-800-888-2461,  extension
3112.

EXPENSE TABLE

   The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly if you allocate Contract
Value to the Subaccounts.  The table reflects any contractual charges,  expenses of the Separate  Account,  and charges and expenses of SBL Fund.  The table does not  reflect  premium  taxes that may be imposed by various  jurisdictions.  See
"Premium Tax  Charge,"  page 20. The  information  contained in the table is not generally applicable to amounts allocated to the Fixed Account.

   For a complete  description of a Contract's costs and expenses,  see "Charges and  Deductions,"  page 19. For a more complete  description of SBL Fund's costs and expenses, see the SBL Fund Prospectus, which accompanies this Prospectus.

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CONTRACTUAL EXPENSES
--------------------------------------------------------------------------------
Sales Load on Purchase Payments ........................................   None
Contingent Deferred Sales Charge (as a percentage of
  amount withdrawn attributable to purchase payments) ..................   5%(1)
Transfer Fee (per transfer) ............................................   None
Annual Administration Charge ...........................................    $15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL SEPARATE ACCOUNT EXPENSES
(as a percentage of each Subaccount's average daily net assets)
--------------------------------------------------------------------------------
Annual Mortality and Expense Risk Charge ...............................   1.00%
Total Separate Account Annual Expenses .................................   1.00%
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
ANNUAL SBL FUND EXPENSES (as a percentage of each Series' average daily net assets)
------------------------------------------------------------------------------------------
                                            ESTIMATED                       TOTAL MUTUAL
                                         BROKERAGE PLAN                    FUND EXPENSES
                              ADVISORY    DISTRIBUTION       OTHER        (AFTER EXPENSE
                               FEE(2)    (12B-1)FEES(3)   EXPENSES(4)   REIMBURSEMENTS)(5)
Equity (Series A)..........    0.75%         0.01%           0.06%             0.82%
Large Cap Value (Series B).    0.75%         0.02%           0.07%             0.84%
Money Market (Series C)....    0.50%         0.00%           0.07%             0.57%
Global (Series D)..........    1.00%         0.00%           0.21%             1.21%
Diversified Income
  (Series E)...............    0.75%         0.00%           0.07%             0.82%
Large Cap Growth (Series G)    1.00%         0.00%           0.36%             1.36%
Enhanced Index (Series H)..    0.75%         0.00%           0.29%             1.04%
International (Series I)...    1.10%         0.00%           1.15%             2.25%
Mid Cap Growth (Series J)..    0.75%         0.01%           0.07%             0.83%
Global Strategic Income
  (Series K)...............    0.75%         0.00%           0.87%             1.62%
Capital Growth (Series L)..    1.00%         0.00%           0.36%             1.36%
Global Total Return
  (Series M)...............    1.00%         0.00%           0.36%             1.36%
Managed Asset Allocation
  (Series N) ..............    1.00%         0.00%           0.17%             1.17%
Equity Income (Series O)...    1.00%         0.00%           0.09%             1.09%
High Yield Series
  (Series P)...............    0.75%         0.00%           0.11%             0.86%
Small Cap Value (Series Q).    1.00%         0.00%           0.36%             1.36%
Social Awareness (Series S)    0.75%         0.01%           0.07%             0.83%
Technology (Series T)......    1.00%         0.00%           0.95%             1.95%
Mid Cap Value (Series V)...    0.75%         0.02%           0.09%             0.86%
Main Street Growth and
  Income(R) (Series W).....    1.00%         0.00%           0.22%             1.22%
Small Cap Growth (Series X)    1.00%         0.00%           0.33%             1.33%
Select 25 (Series Y).......    0.75%         0.01%           0.22%             0.98%
------------------------------------------------------------------------------------------
1.  The amount of the  contingent  deferred sales charge is determined by reference to the number of years the purchase payment has remained credited under the Contract.  A free withdrawal  is  available  in each  Contract  Year equal to (1) 10 percent of purchase payments  in the first  Contract  Year,  and (2) 10 percent of  Contract  Value at the beginning of the Contract Year in each subsequent Contract Year. See "Full and Partial
    Withdrawals,"  page 17 and  "Contingent  Deferred  Sales  Charge,"  page  19 for  more information.

2.  During the fiscal year ended  December 31, 1999,  the  Investment  Adviser  waived the advisory  fees of Series P and Series X. The  Investment  Adviser  ceased  waiving the advisory fee of Series X effective  December 1, 1999.  There can be no assurance  that the  Investment  Adviser  will  continue to waive  Series P's  advisory  fee.  Expense information  for Series P and X has been  restated to reflect the fees that would have been applicable had there been no fee waiver.

3.  Amounts  included as  distribution  expenses  under this caption are  estimates of the amounts to be  received  by the Fund's  distributor  under the  Brokerage  Plan in the current fiscal year in connection with the purchase and sale of securities held by the
    Fund.

4.  Other  Expenses for Series G, Series H, Series I, Series L, Series Q, Series T, Series
    W and Series Y are based on estimated amounts for the current fiscal year.

5.  Total expenses for Series I reflect fee waivers and/or  reimbursements of expenses. In the absence of such waivers or  reimbursements,  Series I's actual expenses would have been 4.2%.
------------------------------------------------------------------------------------------

EXAMPLES -- The examples presented below show the expenses that you would pay at the end of one,  three,  five or ten years  (except  for the  Large Cap  Growth,
Enhanced Index, International, Capital Growth, Small Cap Value, Technology, Main
Street Growth and Income(R), and Select 25 Subaccounts,  which show expenses for only the one and three year periods).  The information  presented applies if, at the  end  of  those  time  periods,  the  Contract  is (1)  surrendered,  or (2)
annuitized or otherwise not  surrendered.  The examples show expenses based upon an allocation of $1,000 to each of the Subaccounts and a hypothetical  return of
5 percent.

   YOU SHOULD NOT CONSIDER THE EXAMPLES BELOW A REPRESENTATION OF PAST OR FUTURE
EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE 5 PERCENT
RETURN  ASSUMED IN THE EXAMPLES IS  HYPOTHETICAL  AND SHOULD NOT BE CONSIDERED A
REPRESENTATION  OF PAST OR FUTURE ACTUAL  RETURNS,  WHICH MAY BE GREATER OR LESS
THAN THE ASSUMED AMOUNT.

   Example -- You would pay the expenses shown below assuming full withdrawal of the Contract at the end of the applicable time period:

--------------------------------------------------------------------------------
                                                  1        3        5       10
                                                 YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
Equity Subaccount ............................   $64     $104     $146     $220
Large Cap Value Subaccount ...................    64      105      147      222
Money Market Subaccount ......................    62       96      133      193
Global Subaccount ............................    68      116      166      261
Diversified Income Subaccount ................    64      104      146      220
Large Cap Growth Subaccount ..................    70      120      ---      ---
Enhanced Index Subaccount ....................    66      110      ---      ---
International Subaccount .....................    78      147      ---      ---
Mid Cap Growth Subaccount ....................    64      104      147      221
Global Strategic Income Subaccount ...........    72      128      187      301
Capital Growth Subaccount ....................    70      120      ---      ---
Global Total Return Subaccount ...............    69      120      174      276
Managed Asset Allocation Subaccount ..........    68      115      164      256
Equity Income Subaccount .....................    67      112      160      248
High Yield Subaccount ........................    65      105      148      224
Small Cap Value Subaccount ...................    70      120      ---      ---
Social Awareness Subaccount ..................    64      104      147      221
Technology Subaccount ........................    75      138      ---      ---
Mid Cap Value Subaccount .....................    65      105      148      224
Main Street Growth and Income(R) Subaccount ..    68      116      ---      ---
Small Cap Growth Subaccount ..................    69      119      172      273
Select 25 Subaccount .........................    66      109      ---      ---
--------------------------------------------------------------------------------

   Example -- You would pay the expenses shown below assuming NO withdrawals:

--------------------------------------------------------------------------------
                                                  1        3        5       10
                                                 YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
Equity Subaccount ............................   $19      $59     $102     $220
Large Cap Value Subaccount ...................    19       60      103      222
Money Market Subaccount ......................    17       52       88      193
Global Subaccount ............................    23       71      122      260
Diversified Income Subaccount ................    19       59      102      220
Large Cap Growth Subaccount ..................    24       74      ---      ---
Enhanced Index Subaccount ....................    21       66      ---      ---
International Subaccount .....................    33      102      ---      ---
Mid Cap Growth Subaccount ....................    19       60      102      221
Global Strategic Income Subaccount ...........    27       83      142      301
Capital Growth Subaccount ....................    24       74      ---      ---
Global Total Return Subaccount ...............    25       76      129      276
Managed Asset Allocation Subaccount ..........    23       70      120      256
Equity Income Subaccount .....................    22       67      116      248
High Yield Subaccount ........................    20       60      104      224
Small Cap Value Subaccount ...................    24       74      ---      ---
Social Awareness Subaccount ..................    19       60      102      221
Technology Subaccount ........................    30       91      ---      ---
Mid Cap Value Subaccount .....................    20       60      104      224
Main Street Growth and Income(R) Subaccount ..    23       69      ---      ---
Small Cap Growth Subaccount ..................    24       75      128      273
Select 25 Subaccount .........................    21       64      ---      ---
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

   The following  condensed  financial  information  presents  accumulation unit values for each of the years in the period ending  December 31, 1999, as well as ending accumulation units outstanding under each Subaccount.

--------------------------------------------------------------------------------
                                                             1999(b)   1998(a)
--------------------------------------------------------------------------------
EQUITY SUBACCOUNT
 Accumulation unit value:
   Beginning of period.......................................  $25.40    $21.03
   End of period.............................................  $23.89    $25.40
Accumulation units outstanding at the end of period..........   1,322        25
--------------------------------------------------------------------------------
LARGE CAP VALUE SUBACCOUNT
Accumulation unit value:
   Beginning of period.......................................  $19.85    $17.73
   End of period.............................................  $19.10    $19.85
Accumulation units outstanding at the end of period..........   1,599        57
--------------------------------------------------------------------------------
MONEY MARKET SUBACCOUNT
 Accumulation unit value:
   Beginning of period.......................................  $11.68    $11.55
   End of period.............................................  $12.10    $11.68
Accumulation units outstanding at the end of period..........       0         0
--------------------------------------------------------------------------------
GLOBAL SUBACCOUN
 Accumulation unit value:
   Beginning of period.......................................  $16.98    $14.18
   End of period.............................................  $18.75    $16.98
Accumulation units outstanding at the end of period..........      42         0
--------------------------------------------------------------------------------
DIVERSIFIED INCOME SUBACCOUNT
 Accumulation unit value:
   Beginning of period.......................................  $13.25    $13.02
   End of period.............................................  $11.34    $13.25
Accumulation units outstanding at the end of period..........      87         7
--------------------------------------------------------------------------------
ENHANCED INDEX SUBACCOUNT
 Accumulation unit value:
   Beginning of period.......................................  $10.00       ---
   End of period.............................................  $11.16       ---
Accumulation units outstanding at the end of period..........       0       ---
--------------------------------------------------------------------------------
INTERNATIONAL SUBACCOUNT
 Accumulation unit value:
   Beginning of period.......................................  $10.00       ---
   End of period.............................................  $13.03       ---
Accumulation units outstanding at the end of period..........       0       ---
--------------------------------------------------------------------------------
MID CAP GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period.......................................  $19.01    $14.79
   End of period.............................................  $31.35    $19.01
Accumulation units outstanding at the end of period..........       0         0
--------------------------------------------------------------------------------
GLOBAL STRATEGIC INCOME SUBACCOUNT
Accumulation unit value:
   Beginning of period.......................................  $13.39    $12.16
   End of period.............................................  $13.33    $13.39
Accumulation units outstanding at the end of period..........       0         0
--------------------------------------------------------------------------------
GLOBAL TOTAL RETURN SUBACCOUNT
Accumulation unit value:
   Beginning of period.......................................  $14.19    $12.53
   End of period.............................................  $15.93    $14.19
Accumulation units outstanding at the end of period..........       0         0
--------------------------------------------------------------------------------
MANAGED ASSET ALLOCATION SUBACCOUNT
Accumulation unit value:
   Beginning of period.......................................  $16.36    $14.60
   End of period.............................................  $15.98    $16.36
Accumulation units outstanding at the end of period..........     761        19
--------------------------------------------------------------------------------
EQUITY INCOME SUBACCOUNT
 Accumulation unit value:
   Beginning of period.......................................  $18.95    $16.73
   End of period.............................................  $17.54    $18.95
Accumulation units outstanding at the end of period..........     920         4
--------------------------------------------------------------------------------
HIGH YIELD SUBACCOUN
 Accumulation unit value:
   Beginning of period.......................................  $12.48    $12.09
   End of period.............................................  $12.52    $12.48
Accumulation units outstanding at the end of period..........       0         4
--------------------------------------------------------------------------------
SOCIAL AWARENESS SUBACCOUNT
 Accumulation unit value:
   Beginning of period.......................................  $23.37    $18.63
   End of period.............................................  $24.40    $23.37
Accumulation units outstanding at the end of period..........   1,940        10
--------------------------------------------------------------------------------
MID CAP VALUE SUBACCOUNT
Accumulation unit value:
   Beginning of period.......................................  $14.94    $12.58
   End of period.............................................  $14.92    $14.94
Accumulation units outstanding at the end of period..........     812         0
--------------------------------------------------------------------------------
SMALL CAP GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period.......................................  $10.34   $  8.63
   End of period.............................................  $13.03    $10.34
Accumulation units outstanding at the end of period..........       0         0
--------------------------------------------------------------------------------
SELECT 25 SUBACCOUNT
 Accumulation unit value:
   Beginning of period.......................................  $10.00       ---
   End of period.............................................  $11.74       ---
Accumulation units outstanding at the end of period..........     571       ---
--------------------------------------------------------------------------------
(a) For the period of September  10, 1998 (date of inception)  through  December
    31, 1998.

(b) For the period of May 3, 1999 (date of inception)  through December 31, 1999 for Enhanced Index, International, and Select 25 Series.
--------------------------------------------------------------------------------

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND SBL FUND

SECURITY BENEFIT LIFE INSURANCE  COMPANY -- Security Benefit is a life insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

   On July 31, 1998,  Security  Benefit  converted  from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of  persons  who  were  Contractowners  as of July  31,  1998  became membership interests in Security Benefit Mutual Holding Company as of that date, and  persons  who  acquire  policies  from  Security  Benefit  after  that  date automatically become members in the mutual holding company.

   Security  Benefit offers life insurance  policies and annuity  contracts,  as well as financial and retirement services.  It is admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 1999, the Company had total assets of  approximately  $8.3 billion.  Together with its subsidiaries, the Company has total funds under management of approximately $9.9 billion.

   The Principal  Underwriter for the Contracts is Security  Distributors,  Inc.
("SDI"), 700 SW Harrison Street, Topeka, Kansas 66636-0001. SDI is registered as a  broker/dealer  with  the SEC and is a  wholly-owned  subsidiary  of  Security
Benefit  Group,  Inc.,  a financial  services  holding  company  wholly owned by
Security Benefit.

PUBLISHED  RATINGS  --  Security  Benefit  may  from  time  to time  publish  in advertisements,  sales  literature and reports to  Participants  the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's.  The purpose of the ratings is to reflect  the  financial  strength  and/or  claims-paying  ability of Security
Benefit and should not be considered as bearing on the investment performance of assets held in the Separate  Account.  Each year A. M. Best Company  reviews the financial  status of thousands of insurers,  culminating  in the  assignment  of
Best's  Ratings.  These ratings  reflect  their current  opinion of the relative financial  strength  and  operating  performance  of  an  insurance  company  in comparison to the norms of the life/health insurance industry. In addition,  the claims-paying  ability of  Security  Benefit as  measured  by  Standard & Poor's
Insurance  Ratings  Services  may be  referred  to in  advertisements  or  sales literature  or in reports to  Participants.  These  ratings  are  opinions of an operating  insurance company's financial capacity to meet the obligations of its insurance and annuity  policies in accordance with their terms.  Such ratings do not reflect the investment  performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE  ACCOUNT -- Security  Benefit  established  the Separate  Account under
Kansas law on January 31, 1984. The Contract provides that the income, gains, or losses of the  Separate  Account,  whether or not  realized,  are credited to or charged  against  the assets of the  Separate  Account  without  regard to other income, gains, or losses of Security Benefit. Kansas law provides that assets in a separate account  attributable to the reserves and other liabilities under the contracts may not be charged with  liabilities  arising from any other  business that the  insurance  company  conducts if, and to the extent,  the  contracts so provide.  The  Contract  contains  such a provision.  Security  Benefit owns the assets in the Separate Account and is required to maintain  sufficient assets in the  Separate  Account  to meet  all  Separate  Account  obligations  under  the
Contracts.  Security  Benefit may  transfer to its General  Account  assets that exceed anticipated  obligations of the Separate Account. All obligations arising under the  Contracts  are general  corporate  obligations  of Security  Benefit.
Security  Benefit  may invest its own assets in the  Separate  Account for other purposes,  but not to support  contracts other than variable annuity  contracts, and may accumulate in the Separate  Account  proceeds from Contract  charges and investment results applicable to those assets.

   The Separate Account is currently  divided into twenty-two  Subaccounts.  The
Contract  provides that the income,  gains and losses,  whether or not realized, are  credited  to, or charged  against,  the assets of each  Subaccount  without regard to the income, gains or losses in the other Subaccounts.  Each Subaccount invests exclusively in shares of a specific Series of SBL Fund. Security Benefit may in the future  establish  additional  Subaccounts  of the Separate  Account, which may  invest in other  Series  of SBL Fund or in other  securities,  mutual funds, or investment vehicles.

   The Separate  Account is registered with the SEC as a unit  investment  trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of Security Benefit.

SBL FUND -- SBL Fund is an open-end management  investment company of the series type. It is registered with the SEC under the 1940 Act. Such  registration  does not involve  supervision by the SEC of the  investments or investment  policy of the Fund. SBL Fund currently has twenty-two separate portfolios ("Series"), each of which pursues different investment objectives and policies.

   Shares of the Fund  currently  are  offered  only for  purchase  by  separate accounts of Security Benefit to serve as an investment  medium for variable life insurance  policies and variable annuity  contracts issued by Security  Benefit.
Thus,  SBL Fund serves as an investment  medium for both variable life insurance policies and variable annuity contracts.  This is called "mixed funding." Shares of SBL  Fund  also  may be sold in the  future  to  separate  accounts  of other insurance  companies,  both affiliated and not affiliated with Security Benefit.
This is called "shared funding." Security Benefit currently does not foresee any disadvantages  to  Participants  arising  from either  mixed or shared  funding;
however,  due to  differences  in tax treatment or other  considerations,  it is theoretically  possible  that the  interests of owners of various  contracts for which SBL Fund serves as an investment medium might at some time be in conflict.
However,  Security  Benefit,  the  Fund's  Board  of  Directors,  and any  other insurance  companies that  participate in SBL Fund in the future are required to monitor  events in order to identify any material  conflicts that arise from the use of the Fund for mixed and/or shared  funding.  SBL Fund's Board of Directors is required to determine  what action,  if any,  should be taken in the event of such a conflict.  If such a conflict  were to occur,  Security  Benefit might be required to withdraw the investment of one or more of its separate accounts from
SBL Fund.  This  might  force  the Fund to sell  securities  at  disadvantageous prices.

   A summary of the investment objective of each Series of SBL Fund is set forth below.  We cannot  assure  that any Series  will  achieve  its  objective.  More detailed  information is contained in the  accompanying  prospectus of SBL Fund,
including   information  on  the  risks  associated  with  the  investments  and investment techniques of each Series.

   SBL  FUND'S  PROSPECTUS  ACCOMPANIES  THIS  PROSPECTUS  AND  SHOULD  BE  READ
CAREFULLY BEFORE INVESTING.

SERIES A (EQUITY  SERIES) -- Amounts that you allocate to the Equity  Subaccount are  invested  in  Series  A. The  investment  objective  of Series A is to seek long-term  capital  growth by  investing in a broadly  diversified  portfolio of common stocks,  securities  convertible  into common stocks,  preferred  stocks, bonds and other debt securities.

SERIES B (LARGE CAP VALUE  SERIES) -- Amounts that you allocate to the Large Cap
Value  Subaccount are invested in Series B. Series B seeks  long-term  growth of capital by investing  at least 65% of its total  assets in  large-capitalization value  companies.  The Series'  stock  investments  may include  common  stocks,
preferred   stocks   and   convertible   securities   of  both  U.S.   and  U.S.
dollar-denominated  foreign  issuers.  Series B may temporarily  invest in cash, government bonds or money market securities.

SERIES C (MONEY MARKET  SERIES) -- Amounts that you allocate to the Money Market
Subaccount are invested in Series C. The investment  objective of Series C is to provide  as high a level of  current  income as is  consistent  with  preserving capital.  It invests in high quality money market instruments with maturities of not longer than thirteen months.

SERIES D (GLOBAL  SERIES) -- Amounts that you allocate to the Global  Subaccount are  invested  in  Series  D. The  investment  objective  of Series D is to seek long-term growth of capital  primarily  through  investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.

SERIES E  (DIVERSIFIED  INCOME  SERIES)  --  Amounts  that you  allocate  to the
Diversified Income Subaccount are invested in Series E. The investment objective of Series E is to provide  current  income with security of principal.  Series E seeks  to  achieve  this  investment  objective  by  investing  primarily  in  a diversified portfolio of investment-grade  debt securities.  The debt securities in which Series E invests will  primarily be domestic  securities,  but may also include dollar denominated foreign securities.

SERIES G (LARGE CAP GROWTH SERIES) -- Amounts that you allocate to the Large Cap
Growth Subaccount are invested in Series G. The investment objective of Series G is to seek long-term capital growth by investing  primarily in equity securities of large capitalization companies (defined as companies whose total market value is at least $5 billion at the time of purchase).

SERIES H (ENHANCED  INDEX  SERIES) -- Amounts  that you allocate to the Enhanced
Index Subaccount are invested in Series H. The investment  objective of Series H is to seek to outperform the S&P 500 Index through stock selection  resulting in different weightings of common stocks relative to the index.

SERIES  I   (INTERNATIONAL   SERIES)  --  Amounts   that  you  allocate  to  the
International  Subaccount are invested in Series I. The investment  objective of
Series I is to seek long-term  capital  appreciation  by investing  primarily in
non-U.S. equity securities and other securities with equity characteristics.

SERIES J (MID CAP GROWTH  SERIES) -- Amounts  that you  allocate  to the Mid Cap
Growth Subaccount are invested in Series J. The investment objective of Series J is to seek capital  appreciation  through  investment  in a broadly  diversified portfolio of securities which may include common stocks,  preferred stocks, debt securities and securities convertible into common stocks.

SERIES K (GLOBAL  STRATEGIC  INCOME  SERIES) -- Amounts that you allocate to the
Global  Strategic  Income  Subaccount  are invested in Series K. The  investment objective  of  Series K is to seek  high  current  income  and,  as a  secondary objective,  capital  appreciation  by investing in a combination  of foreign and domestic  high-yield,  lower  rated  debt  securities  (commonly  known as "junk bonds").

SERIES L (CAPITAL  GROWTH  SERIES) -- Amounts  that you  allocate to the Capital
Growth Series are invested in Series L. The investment  objective of Series L is to seek growth of capital by pursuing  aggressive  investment policies primarily in equity securities of U. S. companies.

SERIES M (GLOBAL TOTAL RETURN SERIES) -- Amounts that you allocate to the Global
Total Return  Subaccount are invested in Series M. The  investment  objective of
Series M is to seek high total return  consisting  of capital  appreciation  and current  income.  Series M seeks this  objective  through asset  allocation  and security selection by investing in a diversified  portfolio of global equity and bond securities.

SERIES N (MANAGED ASSET  ALLOCATION  SERIES) -- Amounts that you allocate to the
Managed Asset  Allocation  Subaccount  are invested in Series N. The  investment objective  of  Series N is to seek a high  level of total  return  by  investing primarily in a diversified portfolio of debt and equity securities.

SERIES O (EQUITY  INCOME  SERIES) --  Amounts  that you  allocate  to the Equity
Income Subaccount are invested in Series O. The investment objective of Series O is to seek to provide substantial  dividend income and also capital appreciation
by  investing   primarily  in  dividend-paying   common  stocks  of  established
companies.

SERIES P (HIGH  YIELD  SERIES) -- Amounts  that you  allocate  to the High Yield
Subaccount are invested in Series P. The investment  objective of Series P is to seek high current income. Capital appreciation is a secondary objective.  Series
P seeks its objectives by investing  primarily in higher  yielding,  higher risk debt securities (commonly referred to as "junk bonds").

SERIES Q (SMALL CAP VALUE  SERIES) -- Amounts that you allocate to the Small Cap
Value Series are invested in Series Q. The  investment  objective of Series Q is to seek  capital  growth by  investing  in  securities  of small  capitalization companies  (defined  as  companies  with a market  capitalization  substantially similar  to that  of  companies  in the  Russell  2500TM  Index  at the  time of investment).

SERIES S (SOCIAL  AWARENESS  SERIES) -- Amounts  that you allocate to the Social
Awareness  Subaccount  are  invested in Series S. The  investment  objective  of
Series S is to seek  capital  appreciation  by  investing  in  various  types of securities  which meet certain social criteria  established for the Series.  The
Series also may invest in  companies  that are included in the Domini 400 Social
IndexSM,  which  companies  will be  deemed to comply  with the  Series'  social criteria.  Series S will invest in a  diversified  portfolio  of common  stocks, convertible securities, preferred stocks and debt securities.

SERIES T  (TECHNOLOGY  SERIES) -- Amounts  that you  allocate to the  Technology
Subaccount are invested in Series T. The investment  objective of Series T is to seek long-term  capital  appreciation  by investing in the equity  securities of technology companies.

SERIES V (MID CAP VALUE  SERIES) --  Amounts  that you  allocate  to the Mid Cap
Value Subaccount are invested in Series V. The investment  objective of Series V is to seek long-term  growth of capital by investing in a diversified  portfolio consisting primarily of common stocks. The Series will invest in stocks that the
Investment Adviser believes are undervalued relative to assets, earnings, growth potential or cash flow.

SERIES W (MAIN STREET GROWTH AND INCOME(R)  SERIES) -- Amounts that you allocate to the Main Street Growth and Income(R) Subaccount are invested in Series W. The investment  objective of Series W is to seek high total return  (which  includes growth in the value of its shares as well as  current  income)  from  equity and debt securities.

SERIES X (SMALL CAP GROWTH SERIES) -- Amounts that you allocate to the Small Cap
Growth Subaccount are invested in Series X. The investment objective of Series X is to seek  long-term  growth of capital by investing  primarily in domestic and
foreign  equity  securities  of  small  capitalization   companies  (defined  as
companies  with  a  market  capitalization  substantially  similar  to  that  of companies in the Russell 2000TM Growth Index at the time of investment).

SERIES Y (SELECT  25  SERIES)  --  Amounts  that you  allocate  to the Select 25
Subaccount are invested in Series Y. The investment  objective of Series Y is to seek  long-term  growth of capital by  concentrating  its  investments in a core position  of 20-30  common  stocks  of growth  companies  which  have  exhibited consistent above average earnings growth.

THE  INVESTMENT  ADVISER -- Security  Management  Company,  LLC, 700 SW Harrison
Street, Topeka, Kansas 66636, serves as Investment Adviser to each Series of SBL
Fund.  The  Investment  Adviser  is  registered  with  the SEC as an  investment adviser.  The Investment Adviser has engaged The Dreyfus  Corporation,  200 Park
Avenue,  New York, New York 10166, to provide  investment  advisory  services to
Large Cap Value Series;  OppenheimerFunds,  Inc.,  Two World Trade  Center,  New
York, New York 10048-0203,  to provide  investment  advisory  services to Global
Series and Main Street Growth and Income(R) Series;  Bankers Trust Company,  130
Liberty Street, New York, New York 10006 to provide investment advisory services to Enhanced Index Series and International Series; Wellington Management Company
LLP, 75 State Street, Boston, Massachusetts 02109 to provide investment advisory services to Global  Strategic  Income  Series,  Global Total  Return  Series and
Technology  Series;  T. Rowe Price  Associates,  Inc.,  100 East  Pratt  Street,
Baltimore,  Maryland 21202 to provide  investment  advisory  services to Managed
Asset  Allocation  Series and Equity Income Series;  Strong  Capital  Management
Corporation,  900  Heritage  Reserve,  Menomonee,  Wisconsin  53051  to  provide investment  advisory  services  to Small Cap Value  Series  and Small Cap Growth
Series; and Alliance Capital  Management L.P., 1345 Avenue of the Americas,  New
York, New York 10105 to provide  investment  advisory services to Capital Growth
Series.

THE CONTRACT

GENERAL -- Security Benefit issues the Contract  offered by this Prospectus.  It is a flexible purchase payment deferred variable annuity. To the extent that you allocate  all or a portion of your  purchase  payments to the  Subaccounts,  the
Contract is significantly  different from a fixed annuity contract in that it is the Participant under a Contract who assumes the risk of investment gain or loss rather than  Security  Benefit.  When you are ready to begin  receiving  annuity payments,  the Contract  provides  several  Annuity Options under which Security
Benefit will pay periodic annuity payments on a variable basis, a fixed basis or both,  beginning  on the  Annuity  Commencement  Date.  The amount  that will be available for annuity payments will depend on the investment  performance of the
Subaccounts  to which you have  allocated  purchase  payments  and the amount of interest  credited  on  Contract  Value  that you have  allocated  to the  Fixed
Account.

   The  Contract  is  eligible  for  purchase  in  connection  with  certain tax qualified  retirement plans that meet the requirements of Section 401, 403(b) or
457 of the  Internal  Revenue  Code  ("Qualified  Plan").  Certain  federal  tax advantages  are  currently  available  to  retirement  plans that qualify as (1)
self-employed individuals' retirement plans under Section 401, such as HR-10 and
Keogh plans, (2) pension or profit-sharing  plans established by an employer for the benefit of its employees  under Section 401, (3) annuity  purchase  plans of public school systems and certain tax-exempt  organizations under Section 403(b)
or (4) deferred  compensation  plans for  employees  established  by a unit of a state or local  government  or by a tax-exempt  organization  under Section 457.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to Security  Benefit,  as well as any other form or  information  that  Security  Benefit  may  require.  Security
Benefit  reserves the right to reject an application or purchase payment for any reason,  subject to Security Benefit's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $500.  Thereafter,  you may  choose the  amount  and  frequency  of purchase payments,  except that the minimum subsequent purchase payment is $500.
The minimum  initial and subsequent  purchase  payment if you elect an Automatic
Investment  Program is $25.  Security  Benefit may reduce the  minimum  purchase payment requirement under certain circumstances. A purchase payment exceeding $1 million will not be accepted without prior approval of Security Benefit.

   Security  Benefit will apply the initial  purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by
Security Benefit;  provided that the purchase payment is preceded or accompanied by an application that contains  sufficient  information to establish an account and properly credit such purchase payment. The application form will be provided
by  Security   Benefit.   If  Security  Benefit  does  not  receive  a  complete
application,  Security  Benefit  will  notify  you  that it does  not  have  the necessary  information to issue a Contract.  If you do not provide the necessary information to Security  Benefit within five Valuation Dates after the Valuation
Date on which Security Benefit first receives the initial purchase payment or if
Security  Benefit  determines it cannot  otherwise issue the Contract,  Security
Benefit  will return the initial  purchase  payment to you unless you consent to
Security  Benefit  retaining the purchase  payment until the application is made complete.

   Security Benefit will credit  subsequent  purchase  payments as of the end of the Valuation  Period in which they are received by Security Benefit at its Home
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the  Annuity  Commencement  Date,  so long as the  Participant  is living. Subsequent purchase payments may be limited by the terms of the Plan and provisions of the Internal Revenue Code.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than $25 of any payment being  allocated to any one Subaccount or the Fixed
Account.  The allocations must be whole  percentages and must total 100 percent.
Available  allocation  alternatives  include the twenty-two  Subaccounts and the
Fixed Account.

   You may change the purchase payment  allocation  instructions by submitting a proper written  request to Security  Benefit's  Home Office.  A proper change in allocation  instructions  will be effective upon receipt by Security  Benefit at its Home  Office  and will  continue  in  effect  until  you  submit a change in instructions  to the  company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone provided the Telephone Transfer section of the application  or  an  Authorization  for  Telephone  Requests  form  is  properly completed,  signed, and filed at Security Benefit's Home Office.  Changes in the allocation  of future  purchase  payments  have no effect on  existing  Contract
Value. You may,  however,  transfer Contract Value among the Subaccounts and the
Fixed Account in the manner described in "Transfers of Contract Value," page 16.

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity  Commencement Date, you may
dollar cost average your Contract Value by authorizing  Security Benefit to make periodic  transfers of Contract  Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which  securities are purchased at regular  intervals in fixed dollar amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles.  The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the  Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

   A Dollar Cost Averaging Request form is available upon request.  On the form, you must designate whether Contract Value is to be transferred on the basis of a specific  dollar  amount,  fixed  period or earnings  only,  the  Subaccount  or
Subaccounts to and from which the transfers will be made, the desired  frequency of the transfers,  which may be on a monthly or quarterly  basis, and the length of time during  which the  transfers  shall  continue or the total  amount to be transferred  over time.  You must have Contract Value of at least $10,000 at the time you elect this option.

   After Security Benefit has received a Dollar Cost Averaging Request in proper form at its Home Office,  Security  Benefit will transfer  Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The minimum amount that you may transfer  to any one  Subaccount  is $25.  Security  Benefit  will  effect  each transfer on the date you specify, or if no date is specified,  on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Home Office of a Dollar Cost Averaging Request in proper form.
Transfers  will be made until the total amount  elected has been  transferred or until Contract Value in the  Subaccount  from which  transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14  transfers  per  Contract  Year  that  are  allowed  as  discussed  under
"Transfers of Contract Value," page 16.

   You may  instruct  Security  Benefit at any time to  terminate  the option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  the  Subaccount  has been  depleted,  or the Dollar Cost Averaging
Option has been canceled,  a new Dollar Cost Averaging Request must be completed and sent to the Home Office. You must have Contract Value of at least $10,000 at the time you elect to reinstate the option.  Security  Benefit requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis)
before  reinstating  Dollar Cost Averaging  after it has been terminated for any reason.  Security  Benefit may discontinue,  modify,  or suspend the Dollar Cost
Averaging  Option at any time. The Dollar Cost Averaging Option is not available while you have Contract Value allocated to the DCA Plus Account.

   You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account," page 22.

ASSET  REALLOCATION  OPTION -- Prior to the Annuity  Commencement  Date, you may
authorize  Security  Benefit  to  automatically  transfer  Contract  Value  on a quarterly,  semiannual  or annual  basis to  maintain  a  particular  percentage
allocation  among  the  Subaccounts.   The  Contract  Value  allocated  to  each
Subaccount  will grow or decline in value at different rates during the selected period, and Asset Reallocation  automatically  reallocates the Contract Value in the  Subaccounts to the  allocation  you selected on a quarterly,  semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract
Value from those  Subaccounts that have increased in value to those  Subaccounts that have  declined in value.  Over time,  this method of investing may help you buy low and sell high. This investment  method does not guarantee  profits,  nor does it assure that you will not have losses.

   To elect this  option an Asset  Reallocation  Request in proper  form must be received  by Security  Benefit at its Home  Office,  and you must have  Contract
Value  of at  least  $10,000  at the  time  you  elect  this  option.  An  Asset
Reallocation  Request  form is available  upon  request.  On the form,  you must indicate  the  applicable  Subaccounts,  the  applicable  time  period  and  the percentage of Contract Value to be allocated to each Subaccount.

   Upon receipt of the Asset Reallocation Request,  Security Benefit will effect a transfer or, in the case of a new Contract, will allocate the initial purchase payment,  among the Subaccounts  based upon the  percentages  that you selected.
Thereafter,  Security  Benefit will  transfer  Contract  Value to maintain  that allocation on each quarterly,  semiannual or annual anniversary,  as applicable, of the date of Security Benefit's receipt of the Asset  Reallocation  Request in proper  form.  The  amounts  transferred  will be  credited  at the price of the
Subaccount  as of the  end of the  Valuation  Date  on  which  the  transfer  is effected. Amounts periodically transferred under this option are not included in the 14  transfers  per  Contract  Year  that  are  allowed  as  discussed  under
"Transfers of Contract Value," below.

   You may instruct  Security  Benefit at any time to  terminate  this option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the  Subaccounts  that has not been  transferred  will  remain in those
Subaccounts  regardless  of the  percentage  allocation  unless you  instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled,  a new Asset  Reallocation  Request form must be completed and sent to
Security Benefit's Home Office. You must have Contract Value of at least $10,000 at the time you elect to reinstate the option. Security Benefit may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation  Option at any time. The Asset Reallocation Option is not available while you have Contract Value allocated to the DCA Plus Account.

   Contract  Value  allocated to the Fixed  Account may be included in the Asset
Reallocation  option,  subject to certain  restrictions  described in "The Fixed
Account," page 22.

TRANSFERS OF CONTRACT VALUE -- Prior to the Annuity  Commencement  Date, you may
transfer  Contract Value among the  Subaccounts  upon proper written  request to
Security  Benefit's Home Office.  You may make  transfers  (other than transfers pursuant  to the  Dollar  Cost  Averaging  and Asset  Reallocation  Options)  by
telephone  if  the  Telephone   Transfer   section  of  the  application  or  an
Authorization for Telephone  Requests form has been properly  completed,  signed and filed at Security Benefit's Home Office. The minimum transfer amount is $100 or the amount remaining in a given Subaccount.  The minimum transfer amount does not apply to transfers  under the Dollar Cost  Averaging  or Asset  Reallocation
Options.

   You may also  transfer  Contract  Value  from the  Subaccounts  to the  Fixed
Account;  however,  transfers  from the Fixed  Account  to the  Subaccounts  are restricted as described in "The Fixed Account," page 22.

   Security  Benefit  generally  does not  limit  the  frequency  of  transfers, although  Security  Benefit  reserves  the  right at a future  date to limit the number of transfers to 14 in a Contract Year. Security Benefit also reserves the right to limit  the size and  frequency  of such  transfers  and to  discontinue telephone transfers.

CONTRACT  VALUE -- The  Contract  Value  is the sum of the  amounts  under  your
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   On each  Valuation  Date,  the  amount of  Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that Subaccount. See "Determination of Contract Value," below. No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- The Contract Value will vary to a degree that
depends  upon  several  factors,   including   investment   performance  of  the
Subaccounts  to which you have  allocated  Contract  Value,  payment of purchase payments, the amount of any outstanding Contract Debt, partial withdrawals,  and the charges assessed in connection with the Contract.  The amounts  allocated to the Subaccounts  will be invested in shares of the  corresponding  Series of SBL
Fund. The investment  performance of the Subaccounts  will reflect  increases or decreases in the net asset value per share of the  corresponding  Series and any dividends or distributions  declared by a Series. Any dividends or distributions from any Series of the Fund will be  automatically  reinvested  in shares of the same Series, unless Security Benefit, on behalf of the Separate Account,  elects otherwise.

   Assets in the  Subaccounts  are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate  the value of your  interest in a
Subaccount.  When you allocate purchase payments to a Subaccount,  your Contract is credited with  Accumulation  Units.  The number of  Accumulation  Units to be credited is determined by dividing the dollar amount allocated to the particular
Subaccount by the price for the Subaccount as of the end of the Valuation Period
in which the purchase  payment is credited.  In  addition,  other  transactions, including  loans,  full or partial  withdrawals,  transfers,  and  assessment of certain  charges against the Contract,  affect the number of Accumulation  Units credited to a Contract.  The number of units  credited or debited in  connection with any such  transaction  is  determined by dividing the dollar amount of such transaction  by  the  price  of the  affected  Subaccount.  The  price  of  each
Subaccount is  determined on each  Valuation  Date.  The number of  Accumulation
Units credited to a Contract  shall not be changed by any  subsequent  change in the value of an Accumulation  Unit, but the dollar value of an Accumulation Unit may vary from  Valuation  Date to Valuation  Date  depending upon the investment experience of the Subaccount and charges against the Subaccount.

   The  price of each  Subaccount's  units  initially  was $10.  The  price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment performance  of the  corresponding  Series of SBL  Fund,  (2) any  dividends  or distributions paid by the corresponding  Series,  (3) the charges,  if any, that may be assessed by Security  Benefit for taxes  attributable to the operation of the  Subaccount,  and (4) the  mortality  and  expense  risk  charge  under  the
Contract.

FULL AND PARTIAL  WITHDRAWALS  -- You may make a partial  withdrawal of Contract
Value or  surrender  the Contract for its  Withdrawal  Value.  A full or partial withdrawal,  including a systematic withdrawal, may be taken from Contract Value at any time while the Participant is living and before the Annuity  Commencement
Date,  subject  to  limitations  under the Plan and  applicable  law.  A full or partial  withdrawal  request will be  effective  as of the end of the  Valuation
Period that a proper written request is received by Security Benefit at its Home
Office.  A proper  written  request  must  include  the  written  consent of any effective assignee or irrevocable Beneficiary, if applicable.

   The  proceeds  received  upon  a  full  withdrawal  will  be  the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper withdrawal request is received by Security Benefit at its Home Office, less any outstanding  Contract Debt, any applicable  withdrawal  charges,  a pro  rata  administration  charge,  and  any uncollected premium taxes.

   Security Benefit requires the signature of the Participant on any request for withdrawal  and a guarantee of such signature to effect the transfer or exchange of all or part of the Contract for another  investment.  The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national  securities exchange or savings  association.  Security Benefit further requires  that any request to transfer or exchange  all or part of the  Contract for  another  investment  be made upon a  transfer  form  provided  by  Security
Benefit, which is available upon request.

   A partial  withdrawal  may be requested for a specified  percentage or dollar amount of Contract  Value.  Each  partial  withdrawal  must be at least $100.  A request for a partial withdrawal will result in a payment by Security Benefit of the  amount  specified  in the  partial  withdrawal  request  provided  there is sufficient Contract Value to meet the request.  Upon payment, the Contract Value will be reduced by an amount equal to the payment and any applicable  withdrawal charge and premium tax. If a partial  withdrawal  is  requested  after the first
Contract  Year that would leave the  Withdrawal  Value in the Contract less than
$2,000, Security Benefit reserves the right to treat the partial withdrawal as a request for a full withdrawal.

   Security  Benefit  will  deduct the amount of a partial  withdrawal  from the
Contract  Value in the  Subaccounts  and the  Fixed  Account  according  to your instructions to Security Benefit. If you do not specify the allocation, Security
Benefit will deduct the withdrawal  from the Contract  Value in the  Subaccounts and  the  Fixed  Account  in  the  following  order:  Money  Market  Subaccount,
Diversified  Income Subaccount,  High Yield Subaccount,  Global Strategic Income
Subaccount,  Managed Asset  Allocation  Subaccount,  Equity  Income  Subaccount,
Global Total Return Subaccount,  Large Cap Value Subaccount,  Main Street Growth
and  Income(R)  Subaccount,  Equity  Subaccount,  Large Cap  Growth  Subaccount,
Enhanced  Index  Subaccount,  Capital Growth  Subaccount,  Select 25 Subaccount,
Social  Awareness  Subaccount,   Mid  Cap  Value  Subaccount,   Mid  Cap  Growth
Subaccount, Global Subaccount,  International Subaccount, Technology Subaccount,
Small Cap Value  Subaccount and Small Cap Growth  Subaccount,  and then from the
Fixed  Account.  The value of each  account  will be  depleted  before  the next account is charged.

   A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be subject to a withdrawal  charge,  and a premium tax charge to reimburse Security
Benefit  for any tax on  premiums  on a Contract  that may be imposed by various states and municipalities.  See "Contingent Deferred Sales Charge," page 19, and
"Premium Tax Charge," page 20.

   A full or partial withdrawal,  including a systematic withdrawal,  may result in the receipt of taxable  income to the  Participant  and, if made prior to the
Participant attaining age 59 1/2, may be subject to a 10 percent penalty tax. In the case of Contracts  issued in connection with retirement  plans that meet the requirements  of Section  401(a),  403(b) or 457 of the Internal  Revenue  Code,
reference should be made to the terms of the particular Plan for any limitations or restrictions on  withdrawals.  For more  information,  see  "Restrictions  on
Withdrawals from Qualified Plans," page 25. The tax consequences of a withdrawal under the Contract  should be carefully  considered.  See "Federal Tax Matters,"
page 26.

SYSTEMATIC  WITHDRAWALS  -- Security  Benefit  currently  offers a feature under which you may select systematic  withdrawals.  Under this feature, you may elect to receive  systematic  withdrawals  before  the  Annuity  Commencement  Date by sending a properly  completed  Systematic  Withdrawal  Request  form to Security
Benefit at its Home  Office.  This  option  may be elected at any time.  You may designate the  systematic  withdrawal  amount as a percentage of Contract  Value allocated to the  Subaccounts  and/or Fixed  Account,  as a fixed  period,  as a specified  dollar  amount,  as all earnings in the Contract,  or based upon your life  expectancy  or that of you and a  beneficiary.  You also may designate the
desired  frequency  of  the  systematic  withdrawals,   which  may  be  monthly,
quarterly,   semiannually  or  annually.  You  may  stop  or  modify  systematic withdrawals upon proper written request received by Security Benefit at its Home
Office at least 30 days in  advance  of the  requested  date of  termination  or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

   Each systematic withdrawal must be at least $100. Upon payment, your Contract
Value  will be  reduced  by an amount  equal to the  payment  proceeds  plus any applicable  withdrawal  charge and premium tax. Any systematic  withdrawal  that equals or exceeds the Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a systematic  withdrawal  exceed the Withdrawal  Value.
The Contract will automatically  terminate if a systematic withdrawal causes the
Contract's Withdrawal Value to equal zero.

   Security Benefit will effect each systematic  withdrawal as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated from your Contract Value in the  Subaccounts and the Fixed Account,
as you direct. If you do not specify the allocation,  the systematic  withdrawal will be  deducted  from the  Contract  Value in the  Subaccounts  and the  Fixed
Account in the following  order:  Money Market  Subaccount,  Diversified  Income
Subaccount, High Yield Subaccount,  Global Strategic Income Subaccount,  Managed
Asset  Allocation  Subaccount,  Equity  Income  Subaccount,  Global Total Return
Subaccount,  Large  Cap Value  Subaccount,  Main  Street  Growth  and  Income(R)
Subaccount,  Equity  Subaccount,  Large Cap Growth  Subaccount,  Enhanced  Index
Subaccount,  Capital Growth Subaccount,  Select 25 Subaccount,  Social Awareness
Subaccount,  Mid  Cap  Value  Subaccount,  Mid  Cap  Growth  Subaccount,  Global
Subaccount,  International  Subaccount,  Technology Subaccount,  Small Cap Value
Subaccount and Small Cap Growth Subaccount, and then from the Fixed Account. The value of each account will be depleted before the next account is charged.

   Security Benefit may, at any time, discontinue,  modify or suspend systematic withdrawals.  You should consider carefully the tax consequences of a systematic withdrawal,  including  the 10  percent  penalty  tax  which may be  imposed  on withdrawals made prior to the Participant attaining age 59 1/2. See "Federal Tax
Matters," page 26.

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period beginning when you receive the Contract.  Security
Benefit  will then deem void the  returned  Contract  and will refund to you any purchase payments  allocated to the Fixed Account plus the Contract Value in the
Subaccounts  as of the end of the  Valuation  Period  during  which the returned
Contract is received by Security Benefit.  Security Benefit will refund purchase payments allocated to the Subaccounts rather than Contract Value in those states that require it to do so.

DEATH BENEFIT -- If the Participant dies prior to the Annuity Commencement Date,
Security  Benefit  will  pay  the  death  benefit  proceeds  to  the  Designated
Beneficiary  upon  receipt  of  due  proof  of  the   Participant's   death  and
instructions regarding payment to the Designated  Beneficiary.  (If the death of the  Participant  occurs on or after the Annuity  Commencement  Date,  any death benefit will be  determined  according to the terms of the Annuity  Option.  See
"Annuity Options," page 21.)

   The  death  benefit  proceeds  will  be  the  death  benefit  reduced  by any
outstanding   Contract  Debt,  any  pro  rata  administration   charge  and  any
uncollected  premium tax. If the Participant dies during the Accumulation Period and the age of the  Participant  was 75 or less on the  date  the  Contract  was issued, the amount of the death benefit will be the greatest of:

*   The sum of all Purchase  Payments,  less any  reductions  caused by previous withdrawals,

*   The Contract Value on the date due proof of death and instructions regarding payment are received by Security Benefit, or

*   The stepped-up death benefit.

*   The stepped-up death benefit is:

*   The largest death benefit on any Contract  anniversary that is both an exact multiple of five and occurs prior to the Participant attaining age 76, plus

*   Any Purchase Payments made since the applicable Contract anniversary, less

*   Any withdrawals since the applicable anniversary.

   If the  Participant  dies during the  Accumulation  Period and the age of the
Participant  was 76 or greater on the date the  Contract  was issued,  or if due proof  of  death  (regardless  of the age of the  Participant  on the  date  the
Contract  was issued) and  instructions  regarding  payment are not  received by
Security  Benefit  at its  Home  Office  within  six  months  of the date of the
Participant's  death,  the death benefit will be the Contract  Value on the date due proof of death and instructions  regarding  payment are received by Security
Benefit at its Home Office.

   The death benefit  proceeds will be paid to the  Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and
duration  of  payments  that  the  Beneficiary  may  receive  and   requirements
respecting timing of payments.  A tax adviser should be consulted in considering
Annuity Options.  See "Federal Tax Matters," page 26 for a discussion of the tax consequences in the event of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES  CHARGE -- Security  Benefit  does not deduct  sales charges  from  purchase  payments  before  allocating  them to  Contract  Value.
However,  except as set forth  below,  Security  Benefit may assess a contingent deferred sales charge (which may also be referred to as a withdrawal  charge) on a full or partial withdrawal,  including systematic withdrawals,  depending upon the number of years the purchase  payment  withdrawn has been credited under the
Contract.

   Security  Benefit  will waive the  withdrawal  charge on  withdrawals  to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  do not  exceed the Free  Withdrawal  amount.  The Free  Withdrawal amount is equal in the first  Contract  Year to 10 percent of purchase  payments made during the year,  and for any  subsequent  Contract  Year, to 10 percent of
Contract Value as of the first day of that Contract Year. The withdrawal  charge generally  applies to the amount of  withdrawals  in a Contract Year that exceed the Free  Withdrawal  amount for that Contract Year. The withdrawal  charge does not apply,  however, to withdrawals of earnings.  For the purpose of determining any withdrawal  charge,  Security Benefit deems any withdrawals that are subject to the withdrawal  charge to be made first from purchase  payments and then from earnings.  Free  withdrawal  amounts do not  reduce  purchase  payments  for the purpose of determining future withdrawal charges.  The amount of the charge will depend on the number of years the purchase  payment has been credited  under the
Contract, according to the following schedule:

-------------------------- -------------------------
 AGE OF PURCHASE PAYMENT
        IN YEARS              WITHDRAWAL CHARGE
-------------------------- -------------------------
            1                         5%
            2                         5%
            3                         5%
            4                         5%
            5                         5%
       6 and later                    0%
-------------------------- -------------------------

   In no event  will the  amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed 5 percent of purchase  payments  paid under the  Contract.  No withdrawal charge will be imposed  upon:  (1)  payment of death  benefit  proceeds;  or (2)
annuity  options  that  provide for  payments for life or a period of at least 5 years.  In  addition,  if you are not making the  withdrawal  for the purpose of exchanging  your  Contract  for another  investment  available  under your Plan,
Security   Benefit  will  waive  the  withdrawal   charge  under  the  following
circumstances:

*   Your Contract has been in force for 15 Contract Years or longer

*   You are totally and permanently  disabled as defined under section  72(m)(7)
    of the Internal Revenue Code

*   The withdrawal is made to satisfy the minimum  distribution  requirements of the Internal Revenue Code and regulations thereunder

*   You are age 55 or  older  and  your  Contract  has  been in  force  for five
    Contract Years or longer

Security  Benefit will assess the withdrawal  charge against the Subaccounts and the  Fixed  Account  in the  same  proportion  as the  withdrawal  proceeds  are allocated.

   Security Benefit pays sales commissions to broker-dealers  and other expenses associated with the promotion and sales of the Contracts.  The withdrawal charge is designed  to  reimburse  Security  Benefit  for these  costs,  although it is expected that actual expenses will be greater than the amount of the charge.  To the extent that all sales  expenses  are not  recovered  from the  charge,  such expenses  may  be  recovered  from  other  charges,  including  amounts  derived indirectly  from the charge for mortality and expense risk.  Broker-dealers  may receive aggregate  commissions of up to 7 percent of aggregate purchase payments and an annual trail commission of up to 0.75 percent of Contract Value. Security
Benefit also may pay override payments, expense allowances,  bonuses, wholesaler fees and training allowances.  Registered  representatives earn commissions from the  broker-dealers  with which they are affiliated and such  arrangements  will vary. In addition,  registered  representatives  who meet  specified  production levels may qualify under sales incentive programs adopted by Security Benefit to receive  non-cash  compensation  such  as  expense-paid  trips  and  educational seminars and  merchandise.  No compensation  will be offered to the extent it is prohibited by the laws of any state or self-regulatory agency, such as the NASD.

MORTALITY  AND EXPENSE  RISK CHARGE -- Security  Benefit  deducts a daily charge from the assets of each  Subaccount  for  mortality and expense risks assumed by
Security  Benefit under the Contracts.  The charge is equal to an annual rate of
1.00  percent of each  Subaccount's  average  daily net  assets.  This amount is intended to compensate  Security Benefit for certain mortality and expense risks
Security  Benefit  assumes in offering and  administering  the  Contracts and in operating the Subaccounts.

   The  expense  risk is the risk that  Security  Benefit's  actual  expenses in issuing and  administering  the Contracts and operating the Subaccounts  will be more than the charges  assessed for such  expenses.  The mortality risk borne by
Security Benefit is the risk that Annuitants,  as a group, will live longer than
Security  Benefit's  actuarial tables predict.  In this event,  Security Benefit guarantees  that annuity  payments will not be affected by a change in mortality experience  that results in the payment of greater  annuity  income than assumed under the Annuity  Options in the  Contract.  Security  Benefit  also  assumes a mortality risk in connection with the death benefit under the Contract.

   Security  Benefit  may  ultimately  realize a profit  from this charge to the extent it is not needed to cover  mortality  and  administrative  expenses,  but
Security  Benefit may realize a loss to the extent the charge is not sufficient.
Security  Benefit  may use any profit  derived  from this  charge for any lawful purpose, including distribution expenses.

ADMINISTRATION  CHARGE -- Security  Benefit will deduct from your Contract Value an  administration  charge of $15.  The  administration  charge is not  assessed against  Contract Value which has been applied under Annuity Options 1 through 4 or 8.  Security  Benefit  deducts  the  administration  charge on each  Contract
Anniversary, but will waive the charge if your Contract Value is $10,000 or more on the applicable Contract Anniversary.  Security Benefit will deduct a pro rata administration charge upon:

*   A full withdrawal of Contract Value

*   Payment of a death benefit

*   The Annuity  Commencement Date if one of Annuity Options 1 through 4 or 8 is elected

The purpose of this charge is to  reimburse  Security  Benefit for the  expenses associated  with  administration  of the  Contracts.  Security  Benefit does not expect to profit from this charge.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed will depend upon, among other things, the Participant's  state of residence  and the  insurance  tax  laws  and  Security  Benefit's  status  in a particular  state.  Security  Benefit assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract.  Security
Benefit currently deducts this charge upon the Annuity Commencement Date or upon full or partial  withdrawal if a premium tax was incurred and is not refundable.
Security Benefit reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change by a governmental entity.

OTHER  CHARGES  --  Security  Benefit  may charge  the  Separate  Account or the
Subaccounts for the federal,  state, or local taxes incurred by Security Benefit that are attributable to the Separate Account or the Subaccounts, the operations of Security  Benefit  with respect to the  Contracts,  or payment of premiums or acquisition costs under the Contracts. No such charge is currently assessed. See
"Tax  Status of  Security  Benefit  and the  Separate  Account"  and "Charge for
Security Benefit Taxes," page 26.

VARIATIONS IN CHARGES -- Security  Benefit may reduce or waive the amount of the contingent deferred sales charge and administration  charge for a Contract where the  administrative  and  maintenance  costs  associated  with the  Contract are reduced  for  reasons  such as the  amount of the  initial  purchase  payment or projected  purchase  payments or the Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- Security Benefit  guarantees that the charge for mortality  and expense  risks will not exceed an annual rate of 1.00  percent of each Subaccount's  average daily net assets and the  administration  charge will not exceed $15 per Contract Year.

SBL FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the  corresponding  Series of SBL Fund.  Each Series' net asset value  reflects the  investment  advisory fee and other  expenses that are deducted from the assets of the Series. These fees and expenses are not deducted from the Subaccounts,  but are paid from the assets of the corresponding Series.
As a result,  you indirectly  bear a pro rata portion of such fees and expenses.
The advisory fees and other expenses,  if any, which are more fully described in
SBL  Fund's  prospectus,  are not  specified  or fixed  under  the  terms of the
Contract.

ANNUITY PERIOD

GENERAL -- You select the Annuity  Commencement Date at the time of application.
The  Annuity  Commencement  Date may not be prior to the third  annual  Contract anniversary  and may not be deferred  beyond your 85th  birthday,  although  the terms of the Plan and the laws of  certain  states  may  require  that you start annuity payments at an earlier age. If you do not select an Annuity Commencement
Date, the Annuity  Commencement  Date will be the later of the Annuitant's  70th birthday or the tenth Contract  Anniversary.  See "Selection of an Option," page
22. If there are Joint Annuitants,  the birthdate of the older Annuitant will be used to determine the latest Annuity Commencement Date.

   On the Annuity  Commencement  Date,  the proceeds  under the Contract will be applied to provide an annuity  under one of the options  described  below.  Each option is available in two  forms--either as a variable annuity for use with the
Subaccounts or as a fixed annuity for use with the Fixed Account.  A combination variable and fixed annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity  Commencement  Date, reduced by any applicable premium taxes and withdrawal  charges and any outstanding  Contract Debt. If you elected one of Annuity Options 1 through 4 or 8, Security Benefit will also deduct a pro rata administration charge.

   The Contracts  provide for eight Annuity  Options.  Security Benefit may make other Annuity  Options  available upon request.  Annuity  payments under Annuity
Options 1 through  4, 7 and 8 are based  upon  annuity  rates that vary with the
Annuity Option  selected.  In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the  Annuitant,  except  that unisex rates are available  where  required by law. The annuity rates reflect your life expectancy  based  upon your age as of the  Annuity  Commencement  Date and your gender,  unless unisex rates apply. The annuity rates are based upon the 1983(a)
mortality  table and are  adjusted  to reflect an assumed  interest  rate of 3.5 percent, compounded annually. In the case of Options 5 and 6 as described below, annuity  payments are based upon Contract Value without regard to annuity rates.
If no Annuity  Option has been  selected,  annuity  payments will be made to the
Annuitant  under an automatic  option,  which shall be an annuity payable during the lifetime of the Annuitant  with payments  guaranteed to be made for 10 years under Option 2.

   Annuity  Options 1 through 4 and 8 provide for payments to be made during the lifetime of the  Annuitant.  Annuity  payments  under such options  cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example, a life income with guaranteed payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

   You  may  elect  to  receive  annuity  payments  on  a  monthly,   quarterly,
semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, Security Benefit reserves the right to change the frequency.

   You may designate or change an Annuity  Commencement  Date or Annuity  Option provided  proper  written  notice is received  by  Security  Benefit at its Home
Office at least 30 days prior to the Annuity  Commencement Date set forth in the
Contract.  The date  selected  as the new Annuity  Commencement  Date must be at least 30 days  after the date  written  notice  requesting  a change of  Annuity
Commencement Date is received at Security Benefit's Home Office.

   Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an  Annuitant  or  Participant  cannot  change  the  Annuity  Option  and cannot surrender his or her annuity and receive a lump-sum  settlement in lieu thereof.
Under Annuity Options 5 through 7, full or partial withdrawals may be made after the Annuity Commencement Date, subject to any applicable  withdrawal charge. The
Contract  specifies  annuity  tables for  Annuity  Options 1 through 4, 7 and 8, described  below.  The tables contain the guaranteed  minimum dollar amount (per
$1,000  applied) of the FIRST  annuity  payment for a variable  annuity and each annuity payment for a fixed annuity.

ANNUITY OPTIONS --

   OPTION 1 -- LIFE INCOME.  Periodic  annuity  payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity  payment if the  Annuitant's  death occurs prior to the due date of the second  annuity  payment,  two if death  occurs prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 2 -- LIFE  INCOME WITH  GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be five, ten,  fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.

   OPTION 3 -- LIFE WITH  INSTALLMENT  REFUND OPTION.  Periodic annuity payments will be made during the lifetime of the  Annuitant  with the promise that if, at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined by dividing the amount  applied under this Option by the amount of the first  payment,  annuity  payments  will be  continued  to the
Designated Beneficiary until that number of payments has been made.

   OPTION 4 -- JOINT AND LAST SURVIVOR.  Periodic  annuity payments will be made during the lifetime of either  Annuitant.  It is possible  under this Option for only one annuity  payment to be made if both  Annuitants die prior to the second annuity payment due date, two if both die prior to the third annuity payment due date,  etc.  AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM  NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  CEASE  UPON  THE  DEATH  OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD.  Periodic annuity payments will be made for a fixed period,  which may be from five to twenty years,  as elected by the Owner, with the guarantee that if, at the death of all Annuitants,  payments have been made for less than the selected  fixed period,  the  remaining  unpaid payments will be paid to the Designated Beneficiary.

   OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT.  Periodic annuity payments of the amount  elected by the Owner will be made until the amount  applied and interest thereon  are  exhausted,  with  the  guarantee  that  if,  at the  death  of all
Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.

   OPTION 7 -- PERIOD  CERTAIN.  Periodic  annuity  payments  will be made for a stated period,  which may be five,  ten,  fifteen or twenty years, as elected by the Owner.  If the Annuitant dies prior to the end of the period,  the remaining payments will be made to the Designated Beneficiary.

   OPTION 8 -- JOINT AND CONTINGENT  SURVIVOR OPTION.  Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the
Primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  die prior to the second  annuity  payment due date,  two if both die prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

   VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the  Contract  which are used to  calculate  variable  annuity  payments  for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2 percent, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity  payments  will  increase,  and if it is less than the assumed  interest rate, the annuity  payments will decline.  A higher assumed  interest rate would mean a higher initial  annuity  payment,  but the amount of the annuity  payment would  increase  more  slowly in a rising  market (or the amount of the  annuity payment would decline more rapidly in a declining  market).  A lower  assumption would have the opposite effect.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your  financial  or tax  advisers.  For  Contracts  used  in  connection  with a
Qualified Plan, reference should be made to the terms of the particular plan and the  requirements  of  the  Internal  Revenue  Code  for  pertinent  limitations respecting  annuity  payments and other matters.  For instance,  Qualified Plans generally  require  that  annuity  payments  begin no later  than April 1 of the calendar year  following the year in which the Annuitant  reaches age 70 1/2. In addition,  under  Qualified  Plans,  the period  elected  for receipt of annuity payments  under  Annuity  Options  (other than Life Income)  generally may be no longer than the joint life  expectancy of the Annuitant and  beneficiary  in the year that the Annuitant  reaches age 70 1/2, and must be shorter than such joint life  expectancy if the  beneficiary is not the  Annuitant's  spouse and is more than ten years younger than the Annuitant.

THE FIXED ACCOUNT

   You may  allocate  all or a portion of your  purchase  payments  and transfer
Contract Value to the Fixed Account.  There are two Fixed Account  options,  the
Traditional  General Account and the DCA Plus Account,  as discussed on page 24.
Amounts allocated to the Fixed Account become part of Security Benefit's General
Account,  which supports Security Benefit's  insurance and annuity  obligations.
The  General  Account is subject to  regulation  and  supervision  by the Kansas
Department  of  Insurance  and  is  also  subject  to  the  insurance  laws  and regulations  of other  jurisdictions  in which the Contract is  distributed.  In reliance on certain  exemptive  and  exclusionary  provisions,  interests in the
Fixed Account have not been registered as securities under the Securities Act of
1933 (the  "1933  Act")  and the Fixed  Account  has not been  registered  as an investment  company  under  the the 1940  Act.  Accordingly,  neither  the Fixed
Account nor any interests therein are generally subject to the provisions of the
1933 Act or the 1940 Act.  Security  Benefit has been  advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed
Account.  This  disclosure,   however,  may  be  subject  to  certain  generally
applicable  provisions of the federal  securities  laws relating to the accuracy and  completeness  of  statements  made in the  Prospectus.  This  Prospectus is generally  intended  to serve as a  disclosure  document  only for  aspects of a
Contract  involving the Separate Account and contains only selected  information regarding the Fixed Account.  For more information  regarding the Fixed Account, see "The Contract," page 14.

   Amounts  allocated to the Fixed  Account  options  become part of the General
Account of Security  Benefit,  which  consists  of all assets  owned by Security
Benefit other than those in the Separate Account and other separate  accounts of
Security  Benefit.   Subject  to  applicable  law,  Security  Benefit  has  sole discretion over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed rate or rates that are paid by Security Benefit. The Contract Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at
least  an  annual  effective  rate  of  3  percent,   which  will  accrue  daily
("Guaranteed  Rate").  Such  interest  will be  paid  regardless  of the  actual investment experience of the Fixed Account. In addition, Security Benefit may in its  discretion  pay  interest  at a rate  ("Current  Rate")  that  exceeds  the
Guaranteed Rate.  Security Benefit will determine the Current Rate, if any, from time to time.

   Contract  Value  allocated  or  transferred  to the Fixed  Account  will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or transferred to the Fixed Account.  Contract Value allocated  or  transferred  to the  Fixed  Account  at one  point in time may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account at another point in time.  For example,  amounts  allocated to the Fixed  Account in June may be credited  with a different  current  rate than amounts  allocated to the Fixed Account in July. In addition,  Security  Benefit may credit  interest  at  different  Current  Rates on the  Traditional  General
Account and DCA Plus Account options.  Therefore,  at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different
Current Rates  depending  upon the point in time such portions were allocated or transferred to the Fixed Account and the Fixed Account option selected. Security
Benefit bears the investment  risk for the Contract Value allocated to the Fixed
Account and for paying interest at the Guaranteed  Rate on amounts  allocated to the Fixed Account.

   For purposes of  determining  the  interest  rates to be credited on Contract
Value in the  Fixed  Account,  withdrawals,  loans or  transfers  from the Fixed
Account will be deemed to be taken from  purchase  payments  and Contract  Value allocated  to the Fixed  Account on a first in,  first out basis.  Any  interest attributable  to such  amounts  shall be deemed to be taken before the amount of the purchase payment or other Contract Value allocated to the Fixed Account. For more information about transfers and withdrawals from the Fixed Account, see the discussion of the Fixed Account options below.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract  Value in the Fixed Account as for a Contract  that has Contract  Value  allocated to the  Subaccounts.  See "Death
Benefit," page 18.

CONTRACT  CHARGES  --  Premium  taxes  will be the same for  Contractowners  who allocate  purchase  payments or transfer  Contract Value to the Fixed Account as for those who  allocate  purchase  payments  or transfer  Contract  Value to the
Subaccounts.  The charges for mortality and expense risks and the administration charge will not be  assessed  against the Fixed  Account,  and any amounts  that
Security  Benefit pays for income taxes allocable to the Subaccounts will not be charged  against the Fixed  Account.  In addition,  you will not pay directly or indirectly the investment  advisory fees and operating  expenses of the SBL Fund to the extent  Contract  Value is allocated to the Fixed Account;  however,  you also will not participate in the investment experience of the Subaccounts.

TRADITIONAL GENERAL ACCOUNT OPTION -- You may allocate purchase payments to this option and may  transfer  Contract  Value from the  Subaccounts  to this option.
Security  Benefit  limits  transfer  from  this  option  to the  Subaccounts  as discussed below.

   Prior to the Annuity Commencement Date, you may transfer from the Traditional
General  Account option to the  Subaccounts in a Contract Year not more than the greatest of (1) $5,000,  (2)  one-third of the Contract  Value  allocated to the option  at the time of the  first  transfer  in the  Contract  Year,  or (3) 120 percent of the amount  transferred  from the Traditional  General Account option during the previous  Contract Year.  Security  Benefit  reserves the right for a period of time to allow  transfers  from this option in amounts  that exceed the limits set forth above ("Waiver Period").  In any Contract Year following such a
Waiver  Period,  the  total  dollar  amount  that  may be  transferred  from the
Traditional  General Account option is the greatest of: (1) above; (2) above; or
(3) 120  percent of the lesser of: (i) the dollar  amount  transferred  from the
Traditional  General  Account option in the previous  Contract Year; or (ii) the maximum dollar amount that would have been allowed in the previous Contract Year under the transfer provisions above absent the Waiver Period.

   You may make full or  partial  withdrawals  to the same  extent as if you had allocated  Contract Value to the  Subaccounts.  However,  no partial  withdrawal request will be processed which would result in the withdrawal of Contract Value from  the  Loan  Account.  See  "Full  and  Partial  Withdrawals,"  page  17 and
"Systematic   Withdrawals,"  page  17.  In  addition,  to  the  same  extent  as
Contractowners  with Contract Value in the Subaccounts,  the Owner of a Contract
used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Plan. See "Loans," page 25.

DCA PLUS ACCOUNT OPTION -- This option is available  ONLY for purchase  payments allocated to a Contract during the first two Contract Years.

   Your purchase payments  allocated to this option will be transferred  monthly to one or more of the  Subaccounts  over a  period  of one year  (the  "Transfer
Year").  The  Transfer  Year  begins  on the date a  Purchase  Payment  is first allocated to this option and the first monthly transfer is made on the same date in the  following  month.  When you first  allocate a  purchase  payment to this option, you must submit to Security Benefit written  instruction  specifying the
Subaccounts  to which such transfers  should be made.  (The transfers may not be made to the Traditional  General Account option.) The monthly transfers from the
DCA Plus  Account  to the  Subaccounts  will be made in  amounts  determined  by dividing the Contract  Value  allocated to the DCA Plus Account by the number of months  remaining in the Transfer  Year.  If  subsequent  purchase  payments are allocated  to the  DCA  Plus  Account  during  a  Transfer  Year,  they  will be transferred to the Subaccounts you select over the balance of the Transfer Year.
As a result,  any subsequent  purchase payments may be allocated to the DCA Plus
Account  for  less  than a  year.  You  should  consider  whether  allocating  a subsequent  purchase  payment to the DCA Plus Account is appropriate in light of the amount of time  remaining in the  Transfer  Year.  If a purchase  payment is allocated to the DCA Plus Account after the initial  Transfer Year has ended,  a new Transfer Year will begin with respect to that purchase payment.

   You may not transfer  Contract Value from the  Subaccounts or the Traditional
General Account option to this option.  Full and partial withdrawals are allowed as discussed under "Full and Partial Withdrawals," page 17.

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written  request in proper  form is  received  by  Security  Benefit at its Home
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.  However, payment of any amounts will not be deferred if they are to be used to pay premiums on any policies or contracts issued by Security Benefit.

MORE ABOUT THE CONTRACT

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the Participant during the Accumulation  Period.  The Designated  Beneficiary is
the first person on the following  list who is alive on the date of death of the
Participant:  the Primary Beneficiary;  the Secondary Beneficiary; or if neither of the above is alive, the Participant's  estate. The Primary Beneficiary is the individual  named  as such in the  application  or any  later  change  shown  in
Security  Benefit's  records.  The Primary  Beneficiary  will  receive the death benefit of the  Contract  only if he or she is alive on the date of death of the
Participant  during the  Accumulation  Period.  Because the death benefit of the
Contract  goes to the first person on the above list who is alive on the date of death of the Participant,  careful consideration should be given the designation of the Primary  Beneficiary.  The Participant may change the Primary Beneficiary at any time while the Contract is in force by written  request on forms provided by Security  Benefit and received by Security  Benefit at its Home  Office.  The change will not be binding on Security Benefit until it is received and recorded at its Home  Office.  The change  will be  effective  as of the date the form is signed,  subject to any payments made or other actions taken by Security Benefit before the change is  received  and  recorded.  A Secondary  Beneficiary  may be designated.

   Reference  should be made to the terms of a the Plan and any  applicable  law for any restrictions or limitations on the designation of a Beneficiary.

DIVIDENDS  -- The  Contract  is  participating  and will  share  in the  surplus earnings of Security  Benefit.  However,  the current dividend scale is zero and
Security Benefit does not anticipate that dividends will be paid. Certain states will not permit the Contract to be issued as a dividend-paying policy.

PAYMENTS  FROM THE  SEPARATE  ACCOUNT -- Security  Benefit  will pay any full or partial  withdrawal  benefit  or death  benefit  proceeds  from  Contract  Value allocated to the Subaccounts,  and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account on the Valuation Date a proper request is received  at Security  Benefit's  Home  Office.  However,  Security  Benefit can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

*   During  which the New York Stock  Exchange is closed,  other than  customary weekend and holiday closings,

*   During  which  trading  on the New York  Stock  Exchange  is  restricted  as determined by the SEC,

*   During which an emergency,  as determined by the SEC,  exists as a result of which  (i)  disposal  of  securities  held by the  Separate  Account  is not reasonably  practicable,  or  (ii)  it  is  not  reasonably  practicable  to determine the value of the assets of the Separate Account, or

*   For such other periods as the SEC may by order permit for the  protection of investors.

PROOF OF AGE AND  SURVIVAL  --  Security  Benefit  may  require  proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you misstate the age or sex of an Annuitant or Participant, the correct amount paid or payable by Security  Benefit under the Contract shall be such as the  Contract  Value would have  provided  for the correct age or sex
(unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract  using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper  written  request to Security
Benefit.  A loan  must be taken  prior to the  Annuity  Commencement  Date.  The minimum loan that may be taken is $1,000.  The maximum loan that can be taken is generally  equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest  outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date  the  loan is  made;  or (2) 50  percent  of the  Contract  Value or
$10,000, whichever is greater. The Internal Revenue Code requires aggregation of all loans made to an individual  employee under a single employer plan. However, since Security  Benefit has no  information  concerning  outstanding  loans with other providers,  we will only use information available under annuity contracts issued by us.  Reference should be made to the terms of your particular Plan for any additional loan restrictions.

   When an  eligible  contractowner  takes a loan,  Contract  Value in an amount equal to the loan amount is transferred  from the  Subaccounts  and/or the Fixed
Account into an account called the "Loan Account." Amounts allocated to the Loan
Account earn 3 percent,  the minimum rate of interest guaranteed under the Fixed
Account. In addition,  10 percent of the loaned amount will be held in the Fixed
Account as security for the loan and will earn the Current Rate.

   Interest  will be charged  for the loan and will  accrue on the loan  balance from the effective date of any loan. The loan interest rate will be 5.0 percent.
Because the Contract  Value  maintained  in the Loan Account  (which will earn 3 percent) will always be equal in amount to the outstanding loan balance, the net cost of a loan is 2 percent.

   Loans must be repaid within five years,  unless Security  Benefit  determines that the loan is to be used to acquire your principal  residence,  in which case the loan must be repaid  within 30 years.  You must make loan  repayments  on at least a quarterly  basis, and you may prepay your loan at any time. Upon receipt of a loan payment,  Security Benefit will transfer  Contract Value from the Loan
Account to the Fixed Account  and/or the  Subaccounts  according to your current instructions  with respect to purchase payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

   If you do not make any required  loan payment  within 30 days of the due date for loans with a monthly  repayment  schedule  or within 90 days of the due date for loans with a  quarterly  repayment  schedule,  your total  outstanding  loan balance will be deemed to be in default for tax reporting  purposes.  The entire loan  balance,  with any  accrued  interest,  will be  reported as income to the
Internal Revenue Service ("IRS").  Once a loan has gone into default,  regularly scheduled  payments  will not be accepted.  No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default and if such  interest is not paid by December 31 of each year,  it will be added to the outstanding  balance of the loan and will be reported to the IRS. Contract Value equal to the amount of the  accrued  interest  will be  transferred  to the Loan
Account.  If a loan continues to be in default,  the total  outstanding  balance will be deducted from Contract Value upon the  Contractowner's  attaining age 59
1/2. The Contract  will be  automatically  terminated  if the  outstanding  loan balance  on a loan in  default  equals or  exceeds  the  Withdrawal  Value.  The proceeds  from the  Contract  will be used to repay the debt and any  applicable withdrawal  charge.  Because of the adverse  tax  consequences  associated  with defaulting on a loan,  you should  carefully  consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

   While the amount to secure the loan is held in the Loan  Account,  you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

   You should consult with your tax adviser on the effect of a loan.

   Loans are not  available in certain  states  pending  department of insurance approval.  If loans are later  approved by the insurance  department of a state,
Security  Benefit  intends  to make  loans  available  to all  Owners  of 403(b)
contracts in that state at that time,  but there can be no assurance  that loans
will  be  approved.   Prospective  Contractowners  should  contact  their  agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the  terms of your  particular  Plan,  the  Internal  Revenue  Code and other
applicable  law  for  any  limitation  or  restriction  on   distributions   and
withdrawals,  including  the 10 percent  penalty  tax that may be imposed in the event of a distribution from a Qualified Plan before the Participant reaches age
59 1/2. See the discussion under "Tax Penalties," page 30.

   Section   403(b)  imposes   restrictions   on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) separates from service,  (iii) dies, (iv) becomes disabled,  or (v)
incurs a hardship.  Furthermore,  distributions  of gains  attributable  to such contributions  accrued  after  December  31,  1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  or  paying  certain  tuition  expenses,  that may ONLY be met by the distribution.

   If you own a Contract  purchased as a  tax-sheltered  Section  403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract  attributable to the Owner's
December 31, 1988 account  balance under the old contract,  provided the amounts transferred  between  contracts  qualified  as a  tax-free  exchange  under  the
Internal  Revenue  Code.  An Owner of a  Contract  may be able to  transfer  the
Contract's Withdrawal Value to certain other investment alternatives meeting the requirements  of Section 403(b) that are available  under an employer's  Section
403(b) arrangement.

   The  distribution  or  withdrawal  of amounts  under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the  Participant  and in some  instances  may  also  result  in a  penalty  tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters," below.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by groups which are Qualified  Plans under the  provisions of the Internal  Revenue
Code ("Code").  The ultimate  effect of federal income taxes on the amounts held under a  Contract,  on annuity  payments,  and on the  economic  benefits to the
Participant,  the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement  plan,  if any, for which the Contract is purchased,  the tax and  employment  status of the  individuals  involved  and a number of other factors.  The  discussion  contained  herein and in the  Statement of Additional
Information  is  general  in  nature  and is not  intended  to be an  exhaustive discussion of all questions that might arise in connection  with a Contract.  It is based upon Security Benefit's understanding of the present federal income tax laws as currently  interpreted by the IRS, and is not intended as tax advice. No representation  is made regarding the likelihood of  continuation of the present federal  income  tax laws or of the  current  interpretations  by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent  complexity of the tax laws and the fact that tax results will vary according to the particular  circumstances  of the  individual  involved and the
Qualified  Plan, a person should consult with a qualified tax adviser  regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the  receipt  of annuity  payments  under a  Contract  or any other  transaction involving a Contract. SECURITY BENEFIT DOES NOT MAKE ANY GUARANTEE REGARDING THE
TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION
INVOLVING A CONTRACT.

TAX STATUS OF SECURITY BENEFIT AND THE SEPARATE ACCOUNT --

   GENERAL.  Security  Benefit  intends to be taxed as a life insurance  company under Part I,  Subchapter L of the Code.  Because the operations of the Separate
Account form a part of Security  Benefit,  Security  Benefit will be responsible for any federal  income taxes that become  payable with respect to the income of the Separate Account and its Subaccounts.

   CHARGE FOR SECURITY BENEFIT TAXES. A charge may be made for any federal taxes incurred by Security Benefit that are attributable to the Separate Account,  the
Subaccounts or the operations of Security Benefit with respect to the Contracts, or attributable to payments, premiums, or acquisition costs under the Contracts.
Security  Benefit will review the question of a charge to the Separate  Account,
the  Subaccounts  or  the  Contracts  for  Security   Benefit's   federal  taxes
periodically.  Charges may become  necessary  if, among other  reasons,  the tax treatment of Security  Benefit or of income and expenses  under the Contracts is ultimately  determined to be other than what Security Benefit currently believes it to be, if there are  changes  made in the  federal  income tax  treatment  of variable  annuities at the insurance  company level,  or if there is a change in
Security Benefit's tax status.

   Under  current  laws,  Security  Benefit  may incur state and local taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  Security Benefit reserves the right to charge the Separate Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

   DIVERSIFICATION STANDARDS. Each Series of SBL Fund will be required to adhere to regulations  adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance  company  separate  accounts funding variable contracts.  Pursuant  to these  regulations,  on the  last day of each  calendar quarter  (or on any day within 30 days  thereafter),  no more than 55 percent of the total assets of a Series may be represented by any one  investment,  no more than 70  percent  may be  represented  by any two  investments,  no more than 80 percent may be represented by any three investments, and no more than 90 percent may be  represented  by any four  investments.  For purposes of Section  817(h), securities  of a single  issuer  generally  are  treated as one  investment  but
obligations  of  the  U.S.  Treasury  and  each  U.S.   Governmental  agency  or
instrumentality  generally are treated as securities  of separate  issuers.  The
Separate Account, through the Series, intends to comply with the diversification requirements of Section 817(h).

   In  certain  circumstances,  owners  of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Participant),  rather than the  insurance  company,  to be  treated  as the owner of the assets in the account." This  announcement also stated that guidance would be issued by way of regulations  or rulings on the "extent to which  policyholders  may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

   The  ownership  rights under the  Contract  are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the  Contractowner has additional  flexibility in allocating  purchase payments and Contract Values.  These differences could result in a Contractowner being  treated as the owner of a pro rata  portion of the assets of the Separate
Account. In addition,  Security Benefit does not know what standards will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue.  Security  Benefit  therefore  reserves the right to modify  the  Contract,  as  it  deems  appropriate,  to  attempt  to  prevent  a
Participant from being considered the owner of a pro rata share of the assets of the Separate  Account.  Moreover,  in the event that  regulations or rulings are adopted,  there can be no  assurance  that the Series will be able to operate as currently described in the Prospectus,  or that SBL Fund will not have to change any Series' investment objective or investment policies.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements  of  Section  401,  403(b),  or 457  of the  Code.  The  tax  rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself.  No attempt is made herein to provide more than general  information about the use of the Contract with the various types of Qualified Plans.  These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the plans.  Adverse tax or other  legal  consequences  to the Plan,  to the  Participant  or to both may result if this Contract is assigned or  transferred to any individual as a means
to  provide  benefit   payments,   unless  the  Plan  complies  with  all  legal
requirements  applicable  to such  benefits  prior to transfer of the  Contract.
Participants, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits  under such  Qualified  Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law,  regardless of the terms and conditions of the Contract issued in connection therewith.  For example,  Security  Benefit  may accept  beneficiary  designations  and  payment instructions  under  the terms of the  Contract  without  regard to any  spousal consents that may be required under the Employee  Retirement Income Security Act of 1974  (ERISA).  Consequently,  a  Participant's  Beneficiary  designation  or elected payment option may not be enforceable.

   The  amounts  that may be  contributed  to  Qualified  Plans are  subject  to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions  from most Qualified  Plans may be subject to penalty taxes, or in the  case  of  distributions  of  amounts  contributed  under  salary  reduction agreements, could cause the Plan to be disqualified.  Furthermore, distributions from most Qualified  Plans are subject to certain  minimum  distribution  rules.
Failure to comply with these rules could result in  disqualification of the Plan or subject the  Participant  or Annuitant  to penalty  taxes.  As a result,  the minimum distribution rules may limit the availability of certain Annuity Options to certain  Annuitants and their  Beneficiaries.  These  requirements may not be incorporated into Security Benefit's Contract administration procedures. Owners,
Participants   and   Beneficiaries   are  responsible   for   determining   that
contributions,   distributions  and  other  transactions  with  respect  to  the
Contracts comply with applicable law.

   The following are brief  descriptions of the various types of Qualified Plans and the use of the Contract therewith:

   SECTION 401. Code Section 401 permits employers to establish various types of retirement  plans (e.g.,  pension,  profit  sharing and 401(k)  plans) for their employees. For this purpose,  self-employed individuals (proprietors or partners operating a trade or business) are treated as employees  and therefore  eligible to participate in such plans.  Retirement  plans  established in accordance with
Section 401 may permit the purchase of Contracts to provide benefits thereunder.

   In order for a retirement  plan to be "qualified"  under Code Section 401, it must: (i) meet certain minimum standards with respect to participation, coverage and vesting;  (ii) not discriminate in favor of "highly compensated"  employees;
(iii) provide  contributions or benefits that do not exceed certain limitations;
(iv)  prohibit  the use of plan  assets for  purposes  other than the  exclusive benefit  of the  employees  and their  beneficiaries  covered  by the plan;  (v)
provide  for  distributions  that  comply  with  certain  minimum   distribution
requirements;  (vi) provide for certain  spousal  survivor  benefits;  and (vii)
comply with numerous other qualification requirements.

   A retirement  plan qualified under Code Section 401 may be funded by employer
contributions,   employee   contributions   or  a  combination  of  both.   Plan
participants are not subject to tax on employer contributions until such amounts are  actually  distributed  from  the  plan.  Depending  upon  the  terms of the particular plan,  employee  contributions  may be made on a pre-tax or after-tax basis. In addition,  plan  participants  are not taxed on plan earnings  derived
from  either  employer  or  employee   contributions  until  such  earnings  are
distributed.

   Each  employee's  interest in a retirement  plan qualified under Code Section
401 must  generally be  distributed  or begin to be  distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions  must not extend  beyond the life of the  employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

   If an employee dies before  reaching his or her required  beginning date, the employee's entire interest in the plan must generally be distributed within five years of the  employee's  death.  However,  the  five-year  rule  will be deemed satisfied if distributions begin before the close of the calendar year following the year of the employee's  death to a designated  beneficiary and are made over the life of the  beneficiary  (or over a period  not  extending  beyond the life expectancy of the beneficiary).  If the designated beneficiary is the employee's surviving  spouse,  distributions  may be delayed until the employee  would have reached age 70 1/2.

   If an employee dies after  reaching his or her required  beginning  date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

   Annuity  payments  distributed  from a retirement  plan qualified  under Code
Section 401 are taxable under  Section 72 of the Code.  Section 72 provides that the portion of each payment  attributable to contributions  that were taxable to the employee in the year made, if any, is excluded from gross income as a return of the employee's investment.  The portion so excluded is determined by dividing the employee's  investment in the plan by (1) the number of anticipated payments determined  under a table set forth in Section 72 of the Code or (2) in the case of a contract  calling for installment  payments,  the number of monthly annuity payments  under such  contract.  The  portion  of each  payment in excess of the exclusion amount is taxable as ordinary income.  Once the employee's  investment has been recovered,  the full annuity  payment will be taxable.  If the employee should die prior to recovering his entire investment, the unrecovered investment will be allowed as a deduction  on his final  return.  If the  employee  made no contributions  that were  taxable  when made,  the full  amount of each  annuity payment is taxable to him as ordinary income.

   A "lump-sum" distribution from a retirement plan qualified under Code Section
401 is eligible for favorable tax treatment. A "lump-sum" distribution means the distribution  within  one  taxable  year of the  balance  to the  credit  of the employee which becomes  payable:  (i) on account of the employee's  death,  (ii)
after the  employee  attains  age 59 1/2,  (iii) on  account  of the  employee's termination  of employment  (in the case of a common law employee  only) or (iv)
after the employee has become  disabled (in the case of a  self-employed  person only).

   As a general  rule,  a lump-sum  distribution  is fully  taxable as  ordinary income except for an amount equal to the employee's investment, if any, which is recovered  tax-free.  However,  special  five-year  averaging  may be available, provided the employee has reached age 59 1/2 and has not  previously  elected to use  income  averaging.  (Special  five-year  averaging  has been  repealed  for
distributions   after  1999.)  Special  ten-year   averaging  and  capital-gains
treatment may be available to an employee who reached age 50 before 1986.

   Distributions  from a retirement plan qualified under Code Section 401 may be eligible for a tax-free rollover to either another qualified  retirement plan or to an individual retirement account or annuity (IRA). See "Rollovers," page 29.

   SECTION  403(B).  Code Section  403(b)  permits  public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

   Section 403(b)  annuities must generally be provided under a plan which meets certain minimum  participation,  coverage,  and nondiscrimination  requirements.
Section  403(b)  annuities  are  generally   subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 401 of the Code. See "Section 401," page 28.

   A  Section   403(b)   annuity   contract  may  be  purchased   with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights  under  a  Section  403(b)  contract  must  be  nonforfeitable.  Numerous limitations  apply to the amount of contributions  that may be made to a Section
403(b)  annuity  contract.  The applicable  limit will depend upon,  among other things,  whether the annuity  contract is  purchased  with  employer or employee contributions.

   Amounts used to purchase  Section 403(b)  annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

   A Section 403(b) annuity  contract must prohibit the distribution of employee contributions  (including earnings thereon) until the employee:  (i) attains age
59 1/2, (ii) terminates  employment;  (iii) dies; (iv) becomes disabled;  or (v)
incurs a financial  hardship  (earnings may not be  distributed  in the event of hardship).

   Distributions  from a Section 403(b)  annuity  contract may be eligible for a tax-free  rollover to either another  Section  403(b) annuity  contract or to an individual retirement account or annuity (IRA). See "Rollovers," page 29.

   SECTION  457.  Section 457 of the Code  permits  employees of state and local governments  and units and  agencies of state and local  governments  as well as tax-exempt  organizations  described in Section 501(c)(3) of the Code to defer a portion of their  compensation  without paying current taxes if those  employees are participants in an eligible deferred  compensation  plan. A Section 457 plan may permit the purchase of Contracts to provide benefits thereunder.

   Although a participant under a Section 457 plan may be permitted to direct or choose methods of investment in the case of a tax-exempt  employer sponsor,  all amounts  deferred  under the plan,  and any income  thereon,  remain  solely the property of the  employer  and  subject to the claims of its  general  creditors until paid to the participant.  The assets of a Section 457 plan maintained by a state or local government employer must be held in trust (or a custodial account or an annuity contract) for the exclusive benefit of plan participants, who will be responsible for taxes upon  distribution.  A Section 457 plan must not permit the distribution of a participant's  benefits until the participant  attains age
70 1/2, terminates employment or incurs an "unforeseeable emergency."

   Section 457 plans are generally subject to minimum distribution  requirements similar to those  applicable to retirement  plans qualified under Section 401 of the  Code.  See  "Section  401,"  page  28.  Since  under  a  Section  457  plan contributions are generally  excludable from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence or other distributions are made.  Distributions from a Section
457 plan are not eligible for tax-free rollovers.

   ROLLOVERS.  A "rollover" is the tax-free  transfer of a distribution from one
Qualified Plan to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

   If any  portion of the  balance to the credit of an employee in a Section 401 plan or Section  403(b) plan is paid to the  employee in an  "eligible  rollover distribution"  and the employee  transfers any portion of the amount received to an "eligible  retirement plan," then the amount so transferred is not includable in income. An "eligible rollover distribution"  generally means any distribution that is not one of a  series  of  periodic  payments  made  for the  life of the distributee  or for a specified  period of at least ten years.  In  addition,  a
required  minimum   distribution  will  not  qualify  as  an  eligible  rollover distribution.  A rollover must be completed  within 60 days after receipt of the distribution.

   In the case of a Section  401 plan,  an  "eligible  retirement  plan" will be another  retirement  plan  qualified  under Code  Section  401 or an  individual retirement  account or annuity under Code Section 408. With respect to a Section
403(b) plan, an "eligible  retirement  plan" will be another Section 403(b) plan or an individual retirement account or annuity described in Code Section 408.

   A  Section  401 plan and a  Section  403(b)  plan  must  generally  provide a participant  receiving an eligible rollover  distribution the option to have the distribution transferred directly to another eligible retirement plan.

   TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX.  Distributions  from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10 percent of the taxable  portion of the  distribution.
The 10 percent penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii)
which are part of a series of  substantially  equal  periodic  payments made (at least  annually) for the life (or life  expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated  beneficiary and  which  begin  after the  employee  terminates  employment;  (iv) made to an employee after  termination of employment after reaching age 55; (v) made to pay for certain  medical  expenses;  (vi) that are exempt  withdrawals  of an excess contribution;  (vii) that is rolled over or transferred in accordance  with Code requirements;  or (viii) that is transferred  pursuant to a decree of divorce or separate  maintenance or written  instrument  incident to such a decree.  The 10 percent penalty tax is generally not applicable to distributions  from a Section
457 plan.

   MINIMUM  DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum  required  distribution  for the year, the  participant is subject to a 50 percent tax on the amount that was not properly distributed.

   EXCESS DISTRIBUTION/ACCUMULATION TAX. The penalty tax of 15 percent which was imposed (in addition to any ordinary income tax) on large plan distributions and the  "excess  retirement  accumulations"  of an  individual  has  been  repealed effective January 1, 1997.

   WITHHOLDING.   Periodic   distributions  (e.g.,   annuities  and  installment
payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

   Nonperiodic  distributions  (e.g.,  lump sums and  annuities  or  installment payments of fewer than ten years)  from a  Qualified  Plan (other than a Section
457 plan) are generally  subject to mandatory 20 percent income tax withholding.
However,  no withholding is imposed if the distribution is transferred  directly to another eligible Qualified Plan.

   The above description of the federal income tax consequences of the different types of  Qualified  Plans which may be funded by the  Contract  offered by this
Prospectus is only a brief summary and is not intended as tax advice.  The rules governing  the  provisions of Qualified  Plans are  extremely  complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective  Participant considering purchase of a Contract in connection with a
Qualified  Plan should first  consult a qualified and competent tax adviser with regard to the  suitability  of the  Contract  as an  investment  vehicle for the
Qualified Plan.

OTHER INFORMATION

VOTING OF SBL FUND SHARES --  Security  Benefit is the legal owner of the shares of SBL Fund held by the  Subaccounts.  Security  Benefit  will  exercise  voting rights  attributable  to the  shares  of each  Series  of the  Fund  held in the
Subaccounts at any regular and special  meetings of the shareholders of the Fund on matters requiring  shareholder  voting under the 1940 Act. In accordance with its view of presently  applicable law, Security Benefit will exercise its voting rights based on instructions received from persons having the voting interest in
corresponding  Subaccounts.   However,  if  the  1940  Act  or  any  regulations
thereunder should be amended,  or if the present  interpretation  thereof should change, and as a result Security Benefit determines that it is permitted to vote the shares of SBL Fund in its own right, it may elect to do so.

   The person having the voting  interest under a Contract is the Owner.  Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Series as to which  voting  instructions  may be given to  Security  Benefit  is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset  value per share of the  Series as of the same date.  Fractional votes will be counted.  The number of votes as to which voting instructions  may be given will be determined as of the same date established by
SBL Fund for  determining  shareholders  eligible  to vote at the meeting of the
Fund. If required by the SEC,  Security  Benefit reserves the right to determine in a different fashion the voting rights attributable to the shares of SBL Fund.
Voting instructions may be cast in person or by proxy.

   Voting rights  attributable  to your Contract Value in a Subaccount for which no timely voting  instructions are received will be voted by Security Benefit in the same  proportion  as the voting  instructions  that are received in a timely manner for all Contracts participating in that Subaccount. Security Benefit will also  exercise  the voting  rights from assets in each  Subaccount  that are not otherwise attributable to Contractowners,  if any, in the same proportion as the voting  instructions  that are  received  in a timely  manner for all  Contracts participating  in that  Subaccount.  Security  Benefit  generally  will exercise voting  rights  attributable  to  shares  of the  Series of SBL Fund held in its
General  Account,  if any, in the same  proportion as votes cast with respect to shares of the Series of the Fund held by the Separate Account and other separate accounts of Security Benefit, in the aggregate.

SUBSTITUTION OF INVESTMENTS -- Security Benefit  reserves the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount  may  purchase.  If  shares  of any or all of the  Series of SBL Fund should no longer be available for investment,  or if Security Benefit management believes  further  investment  in shares of any or all of the Series of SBL Fund should become  inappropriate  in view of the purposes of the Contract,  Security
Benefit may  substitute  shares of another  Series of SBL Fund or of a different fund for shares  already  purchased  or to be  purchased in the future under the
Contract.  Security  Benefit may also purchase,  through the  Subaccount,  other securities  for other  classes  or  contracts,  or permit a  conversion  between classes of contracts on the basis of requests made by Owners.

   In connection  with a substitution  of any shares  attributable to an Owner's interest in a Subaccount or the Separate Account,  Security Benefit will, to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

   Security Benefit also reserves the right to establish additional  Subaccounts of the  Separate  Account  that  would  invest in a new Series of SBL Fund or in shares of  another  investment  company,  a series  thereof,  or other  suitable investment  vehicle.  Security Benefit may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing  Owners.  Security  Benefit may also  eliminate  or combine one or more
Subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

   Subject to compliance  with  applicable  law,  Security  Benefit may transfer assets to the Fixed Account.  Security Benefit also reserves the right,  subject to any required  regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

   In the event of any such  substitution  or change,  Security  Benefit may, by appropriate  endorsement,  make such changes in these and other contracts as may be necessary or appropriate to reflect such  substitution or change. If Security
Benefit  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of Security Benefit or an affiliate thereof. Subject to compliance with applicable law,  Security  Benefit also may combine one or more  Subaccounts and may establish a committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  --  Security  Benefit  reserves  the right, without the consent of the Owner or Participant,  to suspend sales of the
Contract as presently  offered and to make any change to the  provisions  of the
Contracts to comply with,  or give  Participants  the benefit of, any federal or state statute,  rule, or regulation,  including but not limited to  requirements for annuity  contracts and retirement  plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.  In addition, upon 30 days  notice to the  Owner,  Security  Benefit  may make  other  changes  to the
Contract that will apply only to individuals who become  Participants  after the effective date of the change.

REPORTS TO OWNERS -- Security Benefit will send you annually a statement setting forth a  summary  of the  transactions  that  occurred  during  the year and the
Contract  Value as of the end of the  year.  In  addition,  the  statement  will indicate  the  allocation  of  Contract  Value  among the Fixed  Account and the
Subaccounts and any other  information  required by law.  Security  Benefit will
also  send  confirmations  upon  purchase  payments,   transfers,   loans,  loan
repayments,  and full and  partial  withdrawals.  Security  Benefit  may confirm certain  transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

   You will also receive an annual and semiannual  report  containing  financial statements for SBL Fund,  which will include a list of the portfolio  securities of each Series, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

TELEPHONE  TRANSFER  PRIVILEGES -- You may request a transfer of Contract  Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option by telephone if the Telephone  Transfer  section of the application or an
Authorization for Telephone Requests form ("Telephone  Authorization")  has been completed, signed, and filed at Security Benefit's Home Office. Security Benefit
has  established  procedures  to  confirm  that  instructions   communicated  by
telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized  instructions  provided it complies with its  procedures.  Security
Benefit's  procedures require that any person requesting a transfer by telephone provide the account number and the Participant's tax  identification  number and such instructions must be received on a recorded line. Security Benefit reserves the right to deny any telephone  transfer  request.  If all telephone  lines are busy (which  might occur,  for example,  during  periods of  substantial  market fluctuations),  you may not be able to request  transfers by telephone and would have to submit written requests.

   By authorizing telephone transfers,  you authorize Security Benefit to accept and act upon telephonic  instructions for transfers involving your Contract. You agree that neither Security Benefit, any of its affiliates, nor SBL Fund will be liable for any loss,  damages,  cost,  or expense  (including  attorneys'  fees)
arising out of any telephone  requests;  provided that Security  Benefit effects such request in accordance  with its  procedures.  As a result of this policy on telephone  requests,  you  bear  the risk of loss  arising  from  the  telephone transfer  privilege.  Security Benefit may discontinue,  modify,  or suspend the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account  is a party or which  would  materially  affect  the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel,  Security Benefit,
has passed  upon  legal  matters  in  connection  with the issue and sale of the
Contracts  described in this Prospectus,  Security Benefit's  authority to issue the  Contracts  under Kansas law, and the validity of the forms of the Contracts under Kansas law.

PERFORMANCE INFORMATION

   Performance  information  for  the  Subaccounts,   including  the  yield  and
effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,   and  the  total   return  of  all   Subaccounts   may  appear  in
advertisements,  reports,  and promotional  literature to current or prospective
Participants.

   Current  yield  for the  Money  Market  Subaccount  will be based  on  income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment).  "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

   For the  remaining  Subaccounts,  quotations  of  yield  will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  will reflect the deduction of the  administration  charge,  mortality and expense risk charge and contingent  deferred  sales  charge  and may  simultaneously  be shown for other periods.

   Quotations  of yield and  effective  yield do not  reflect  deduction  of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

   Although the Contracts  were not available  for purchase  until  September 1,
1998, the underlying  investment vehicle of the Separate Account,  SBL Fund, has
been  in  existence  since  May  26,  1977.  Performance   information  for  the
Subaccounts  may also include  quotations of total return for periods  beginning prior to the  availability of the Contracts that  incorporate the performance of
SBL Fund.

   Performance  information  for a Subaccount  may be  compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security;  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets, or tracked by other rating services, companies, publications, or persons who rank separate accounts or other investment  products on overall  performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an  investment  in the  Contract.  Unmanaged indices may assume the  reinvestment  of dividends  but generally do not reflect deductions for administrative and management costs and expenses.

   Performance information for any Subaccount reflects only the performance of a hypothetical  Contract  under which  Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the Series in which the  Subaccount invests and the market conditions  during the given time period,  and should not be considered as a representation  of what may be achieved in the future.  For a description  of the methods  used to  determine  yield and total  return for the
Subaccounts, see the Statement of Additional Information.

   Reports  and  promotional  literature  may  also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable basis,  and (iii) Security  Benefit's  rating or a rating of
Security Benefit's  claim-paying ability as determined by firms that analyze and rate  insurance  companies  and  by  nationally  recognized  statistical  rating organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS -- Consolidated  financial  statements of Security Benefit
Life Insurance Company and  Subsidiaries,  at December 31, 1999 and 1998 and for
each of the three years in the period ended December 31, 1999, and the financial statements of the Separate  Account at December 31, 1999 and for each of the two years in the period ended  December 31, 1999 are  contained in the  Statement of
Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional  Information  contains more specific information and financial  statements  relating to Security  Benefit Life Insurance  Company and
Subsidiaries.  The Table of Contents of the Statement of Additional  Information
is set forth below:

TABLE OF CONTENTS --